LVIP JPMorgan Core Bond Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.63%
Federal Home Loan Mortgage Corp. REMICS
Series 1863 Z 6.50% 7/15/26	6	$6
Series 1981 Z 6.00% 5/15/27	380	381
Series 1987 PE 7.50% 9/15/27	1,862	1,912
Series 1999 PU 7.00% 10/15/27	2,147	2,165
Series 2031 PG 7.00% 2/15/28	9,242	9,474
Series 2035 PC 6.95% 3/15/28	8,276	8,471
*Series 2038 PN 7.00% 3/15/28	547	38
Series 2054 PV 7.50% 5/15/28	1,232	1,262
Series 2057 PE 6.75% 5/15/28	15,995	16,386
Series 2064 TE 7.00% 6/15/28	900	926
Series 2075 PH 6.50% 8/15/28	2,124	2,175
Series 2095 PE 6.00% 11/15/28	6,372	6,498
•Series 2132 SB 11.19% (30.05% minus SOFR30A) 3/15/29	417	457
Series 2178 PB 7.00% 8/15/29	3,652	3,780
Series 2182 ZB 8.00% 9/15/29	5,388	5,569
•Series 2204 GB 8.00% 12/20/29	135	17
Series 2247 Z 7.50% 8/15/30	2,224	2,332
Series 2259 ZC 7.35% 10/15/30	49,043	51,414
Series 2325 PM 7.00% 6/15/31	1,167	1,218
Series 2344 ZD 6.50% 8/15/31	11,709	11,966
Series 2344 ZJ 6.50% 8/15/31	2,714	2,814
Series 2345 NE 6.50% 8/15/31	1,406	1,461
Series 2359 ZB 8.50% 6/15/31	6,093	6,522
Series 2367 ME 6.50% 10/15/31	23,429	24,354
~^Series 2390 DO 0.00% 12/15/31	1,161	1,101
•Series 2410 QS 7.90% (19.20% minus SOFR30A) 2/15/32	3,283	3,510
*•Series 2410 QX 4.19% (8.54% minus SOFR30A) 2/15/32	2,784	253
•Series 2412 SP 7.17% (15.87% minus SOFR30A) 2/15/32	3,769	3,993
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 2423 MC 7.00% 3/15/32	6,567	$6,890
Series 2423 MT 7.00% 3/15/32	9,885	10,381
Series 2435 CJ 6.50% 4/15/32	20,567	21,461
*•Series 2444 ES 3.49% (7.84% minus SOFR30A) 3/15/32	4,231	377
*•Series 2450 SW 3.54% (7.89% minus SOFR30A) 3/15/32	2,821	248
Series 2455 GK 6.50% 5/15/32	7,998	8,334
Series 2484 LZ 6.50% 7/15/32	5,831	5,981
Series 2500 MC 6.00% 9/15/32	12,616	13,089
Series 2543 YX 6.00% 12/15/32	252,342	260,825
Series 2544 HC 6.00% 12/15/32	13,910	14,364
Series 2574 PE 5.50% 2/15/33	77,269	79,021
Series 2575 ME 6.00% 2/15/33	40,578	41,918
*Series 2586 WI 6.50% 3/15/33	2,391	362
Series 2647 A 3.25% 4/15/32	11,038	10,756
Series 2764 UG 5.00% 3/15/34	64,397	65,148
Series 2949 GE 5.50% 3/15/35	87,240	89,489
Series 3047 OD 5.50% 10/15/35	62,443	63,612
•Series 3085 VS 10.87% (28.26% minus SOFR30A) 12/15/35	21,945	26,917
Series 3098 KG 5.50% 1/15/36	80,396	82,415
~^Series 3117 EO 0.00% 2/15/36	6,769	5,654
*•Series 3260 CS 1.68% (6.03% minus SOFR30A) 1/15/37	7,380	565
*•Series 3380 SI 1.91% (6.26% minus SOFR30A) 10/15/37	432,141	36,672
*•Series 3385 SN 1.54% (5.89% minus SOFR30A) 11/15/37	6,171	345
*•Series 3387 SA 1.96% (6.31% minus SOFR30A) 11/15/37	19,812	1,610
Series 3423 PB 5.50% 3/15/38	85,773	88,580
*•Series 3451 SA 1.59% (5.94% minus SOFR30A) 5/15/38	1,928	159
*•Series 3455 SE 1.74% (6.09% minus SOFR30A) 6/15/38	68,056	5,860
LVIP JPMorgan Core Bond Fund–1

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3786 PD 4.50% 1/15/41	407,000	$390,613
*•Series 3973 SA 2.03% (6.38% minus SOFR30A) 12/15/41	323,481	35,261
Series 4664 UZ 4.00% 3/15/47	1,376,395	1,245,858
Series 4793 CB 3.00% 5/15/48	413,337	367,064
Series 4793 CD 3.00% 6/15/48	268,873	238,615
Series 4813 CJ 3.00% 8/15/48	238,644	206,806
Series 4991 QV 2.00% 9/25/45	360,170	297,902
*Series 5010 IK 2.50% 9/25/50	303,089	46,713
*Series 5010 JI 2.50% 9/25/50	799,668	132,009
*Series 5013 IN 2.50% 9/25/50	376,624	62,265
*Series 5018 MI 2.00% 10/25/50	763,589	101,714
*Series 5059 IB 2.50% 1/25/51	1,148,110	194,699
Series 5092 AP 2.00% 4/25/41	492,299	427,758
*Series 5140 NI 2.50% 5/25/49	1,291,140	187,718
*Series 5148 BI 2.50% 1/25/49	2,637,675	390,209
*Series 5148 CI 2.00% 6/25/49	1,255,906	154,823
*Series 5202 IN 3.00% 1/25/47	1,021,490	137,640
Series 5224 HL 4.00% 4/25/52	1,300,000	1,180,772
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
φSeries 2017-4 HT 3.25% 6/25/57	9,335,443	8,376,779
Series 2019-1 MT 3.50% 7/25/58	2,557,283	2,252,507
Series 2019-3 MB 3.50% 10/25/58	294,477	238,686
Series 2022-1 MTU 3.25% 11/25/61	719,909	609,973
Series 2022-2 M5TU 4.00% 4/25/62	4,355,295	3,996,768
Series 2023-1 MT 3.00% 10/25/62	1,173,056	968,466
Series 2024-2 MT 3.50% 5/25/64	5,421,810	4,645,375
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6 M2 5.84% (SOFR30A + 1.50%) 10/25/41	2,417,428	2,423,323
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
Series 2022-DNA2 M1A 5.64% (SOFR30A + 1.30%) 2/25/42	1,081,298	$1,082,978
Series 2022-DNA3 M1B 7.24% (SOFR30A + 2.90%) 4/25/42	2,640,000	2,713,633
Series 2022-DNA4 M1B 7.69% (SOFR30A + 3.35%) 5/25/42	700,000	726,464
Federal Home Loan Mortgage Corp. STRIPS
*Series 233 11 5.00% 9/15/35	13,191	2,063
*•Series 239 S30 3.24% (7.59% minus SOFR30A) 8/15/36	15,314	1,980
Series 262 35 3.50% 7/15/42	73,816	69,468
Series 299 300 3.00% 1/15/43	46,688	42,462
*•Series 334 S7 1.64% (5.99% minus SOFR30A) 8/15/44	526,527	55,848
*•Series 353 S1 1.54% (5.89% minus SOFR30A) 12/15/46	216,061	22,196
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
♦•Series T-41 3A 4.38% 7/25/32	5,213	4,922
♦Series T-54 2A 6.50% 2/25/43	43,104	43,841
♦Series T-54 3A 7.00% 2/25/43	18,560	19,674
~♦^Series T-56 A 0.00% 5/25/43	130,134	101,092
~♦^Series T-58 A 0.00% 9/25/43	6,555	5,264
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 1M2 5.89% (SOFR30A + 1.55%) 10/25/41	699,599	702,833
Series 2022-R03 1M2 7.84% (SOFR30A + 3.50%) 3/25/42	760,000	787,976
Series 2023-R06 1M2 7.04% (SOFR30A + 2.70%) 7/25/43	1,550,000	1,593,091
Federal National Mortgage Association Grantor Trust Series 2017-T1 A 2.90% 6/25/27	661,226	634,728
Federal National Mortgage Association Interest STRIPS
~^Series 329 1 0.00% 1/25/33	1,165	1,018
*Series 365 8 5.50% 5/25/36	5,687	1,016
*Series 427 C73 3.00% 12/25/48	1,666,716	276,198
Federal National Mortgage Association REMICS
Series 1997-39 PD 7.50% 5/20/27	672	687
Series 1997-46 PL 6.00% 7/18/27	1,033	1,041
Series 1998-36 ZB 6.00% 7/18/28	612	621
LVIP JPMorgan Core Bond Fund–2

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 1998-46 GZ 6.50% 8/18/28	1,795	$1,837
Series 1998-58 PC 6.50% 10/25/28	5,777	5,917
*Series 1999-39 JH 6.50% 8/25/29	11,163	860
*Series 2000-52 IO 8.50% 1/25/31	700	99
Series 2001-30 PM 7.00% 7/25/31	5,931	6,192
*Series 2001-33 ID 6.00% 7/25/31	24,505	2,854
Series 2001-36 DE 7.00% 8/25/31	10,982	11,514
Series 2001-44 PD 7.00% 9/25/31	728	748
Series 2001-61 Z 7.00% 11/25/31	18,158	19,121
•Series 2002-1 SA 10.71% (24.82% minus SOFR30A) 2/25/32	441	516
*•Series 2002-13 SJ 1.60% (7.99% minus SOFR30A) 3/25/32	12,158	229
~^Series 2002-15 0.00% 4/25/32	10,909	10,093
Series 2002-28 PK 6.50% 5/25/32	7,100	7,378
*•Series 2002-68 SH 3.54% (7.89% minus SOFR30A) 10/18/32	16,253	1,423
•Series 2002-77 S 6.32% (14.27% minus SOFR30A) 12/25/32	1,532	1,570
*•Series 2003-116 SB 3.15% (7.49% minus SOFR30A) 11/25/33	19,602	1,613
•Series 2003-130 SX 4.84% (11.35% minus SOFR30A) 1/25/34	202	201
Series 2003-131 CH 5.50% 1/25/34	27,585	28,215
~^Series 2003-132 OA 0.00% 8/25/33	325	306
Series 2003-22 UD 4.00% 4/25/33	41,719	41,082
*Series 2003-44 IU 7.00% 6/25/33	9,002	1,552
Series 2003-47 PE 5.75% 6/25/33	7,524	7,753
•Series 2003-64 SX 2.58% (13.46% minus SOFR30A) 7/25/33	1,462	1,372
Series 2003-7 A1 6.50% 12/25/42	67,373	68,061
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2003-71 DS 1.51% (7.31% minus SOFR30A) 8/25/33	12,143	$10,725
•Series 2003-91 SD 5.08% (12.31% minus SOFR30A) 9/25/33	2,176	2,110
Series 2004-35 AZ 4.50% 5/25/34	36,148	35,731
•Series 2004-36 SA 7.28% (19.21% minus SOFR30A) 5/25/34	14,524	15,437
•Series 2004-46 SK 4.25% (16.19% minus SOFR30A) 5/25/34	4,402	4,436
•Series 2004-51 SY 5.33% (14.01% minus SOFR30A) 7/25/34	1,419	1,412
•Series 2004-61 SK 8.50% (50.19% minus SOFR30A) 11/25/32	8,288	8,795
Series 2004-79 ZE 5.50% 11/25/34	186,674	190,315
Series 2004-91 HC 6.00% 12/25/34	212,220	218,317
•Series 2005-45 DC 7.98% (23.89% minus SOFR30A) 6/25/35	20,632	22,953
Series 2005-84 XM 5.75% 10/25/35	10,750	11,058
~^Series 2006-110 0.00% 11/25/36	9,185	7,729
*•Series 2006-117 GS 2.20% (6.54% minus SOFR30A) 12/25/36	16,563	1,547
~^Series 2006-22 AO 0.00% 4/25/36	10,015	8,537
•Series 2006-46 SW 7.87% (23.78% minus SOFR30A) 6/25/36	3,281	3,681
*•Series 2007-100 SM 2.00% (6.34% minus SOFR30A) 10/25/37	18,385	1,740
*•Series 2007-53 SH 1.65% (5.99% minus SOFR30A) 6/25/37	22,908	1,777
*•Series 2007-7 SG 2.05% (6.39% minus SOFR30A) 8/25/36	42,337	3,481
*•Series 2007-88 VI 2.09% (6.43% minus SOFR30A) 9/25/37	32,141	2,873
*•Series 2008-1 BI 1.46% (5.80% minus SOFR30A) 2/25/38	17,404	1,290
LVIP JPMorgan Core Bond Fund–3

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*•Series 2008-16 IS 1.75% (6.09% minus SOFR30A) 3/25/38	4,987	$366
*•Series 2008-46 HI 2.28% 6/25/38	6,930	392
*•Series 2008-53 CI 2.75% (7.09% minus SOFR30A) 7/25/38	5,524	620
*•Series 2009-112 ST 1.80% (6.14% minus SOFR30A) 1/25/40	15,552	1,375
*•Series 2010-100 SV 2.18% (6.52% minus SOFR30A) 9/25/40	656,347	67,813
Series 2010-102 PN 5.00% 9/25/40	221,314	222,770
Series 2010-134 KZ 4.50% 12/25/40	213,168	193,051
*•Series 2010-35 SB 1.97% (6.31% minus SOFR30A) 4/25/40	5,897	553
Series 2010-80 PZ 5.00% 7/25/40	235,474	238,942
*Series 2012-101 BI 4.00% 9/25/27	601	4
Series 2012-118 VZ 3.00% 11/25/42	686,941	619,488
Series 2012-30 DZ 4.00% 4/25/42	130,358	125,674
~^Series 2013-128 0.00% 12/25/43	61,132	45,618
*•Series 2013-54 BS 1.70% (6.04% minus SOFR30A) 6/25/43	43,115	4,572
Series 2013-67 KZ 2.50% 4/25/43	938,727	775,597
*Series 2014-15 JI 3.50% 4/25/29	1,055,365	45,414
Series 2014-19 Z 4.50% 4/25/44	424,426	416,740
*Series 2014-38 QI 5.50% 12/25/43	203,731	29,618
Series 2015-65 CZ 3.50% 9/25/45	698,920	594,853
Series 2016-38 NA 3.00% 1/25/46	65,043	60,151
*•Series 2016-61 BS 1.65% (5.99% minus SOFR30A) 9/25/46	736,980	46,970
*•Series 2017-76 SB 1.65% (5.99% minus SOFR30A) 10/25/57	761,375	98,221
*•Series 2017-85 SC 1.75% (6.09% minus SOFR30A) 11/25/47	137,727	12,139
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2020-47 GZ 2.00% 7/25/50	659,743	$393,949
Series 2020-56 AQ 2.00% 8/25/50	2,000,000	1,572,027
*Series 2020-56 DI 2.50% 8/25/50	348,433	57,399
Series 2020-57 TA 2.00% 4/25/50	1,239,902	1,086,821
*Series 2020-73 KI 3.00% 10/25/50	450,411	82,559
Series 2020-90 PE 2.00% 12/25/50	1,262,920	1,001,532
Series 2021-1 EP 1.00% 11/25/50	560,401	420,830
*Series 2021-1 IG 2.50% 2/25/51	1,217,761	209,925
Series 2021-25 GA 1.00% 5/25/51	930,807	697,833
Series 2021-28 LB 2.00% 4/25/51	1,108,913	905,460
*Series 2021-3 QI 2.50% 2/25/51	1,414,832	225,160
*Series 2021-43 IO 2.50% 6/25/51	2,572,705	399,837
*Series 2021-44 MI 2.50% 7/25/51	683,690	120,422
*Series 2021-61 KI 2.50% 4/25/49	2,463,119	365,177
Series 2021-65 JA 2.00% 1/25/46	388,819	342,548
Series 2021-86 MA 2.50% 11/25/47	9,327,910	8,404,388
Series 2021-95 GA 1.88% 3/25/51	8,063,731	6,706,173
Series 2022-29 KZ 1.50% 6/25/42	1,356,405	985,796
*Series 2022-86 IO 2.50% 5/25/50	1,549,270	218,637
Federal National Mortgage Association REMICS Trust
~^Series 1999-W1 0.00% 2/25/29	4,363	3,765
Series 1999-W4 A9 6.25% 2/25/29	17,722	17,874
Series 2002-W7 A4 6.00% 6/25/29	70,522	71,388
•Series 2003-W1 1A1 4.74% 12/25/42	85,964	83,991
•Series 2003-W1 2A 5.19% 12/25/42	13,165	12,858
Federal National Mortgage Association Trust Series 2004-W2 2A2 7.00% 2/25/44	4,339	4,481
Government National Mortgage Association
•Series 2013-107 AD 2.79% 11/16/47	279,128	255,362
LVIP JPMorgan Core Bond Fund–4

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association (continued)
*•Series 2013-50 IO 0.06% 10/16/48	3,015,969	$7,865
*•Series 2013-74 IO 0.48% 12/16/53	2,276,664	23,721
•Series 2014-17 AM 3.54% 6/16/48	3,600	3,493
*•Series 2016-128 IO 0.82% 9/16/56	2,343,892	66,099
*•Series 2017-145 IO 0.50% 4/16/57	1,173,500	32,550
*•Series 2017-157 IO 0.52% 12/16/59	585,315	18,251
*•Series 2017-8 IO 0.44% 8/16/58	874,464	19,006
Series 2020-103 AD 1.45% 1/16/63	1,753,372	1,356,599
*•Series 2020-109 AI 0.84% 5/16/60	1,486,254	87,704
*•Series 2020-184 IO 0.91% 11/16/60	2,077,363	137,646
*•Series 2021-110 IO 0.87% 11/16/63	3,493,337	232,939
*•Series 2021-133 IO 0.88% 7/16/63	3,969,827	270,969
Series 2021-2 AH 1.50% 6/16/63	163,739	121,181
*•Series 2021-37 IO 0.80% 1/16/61	2,088,173	120,298
*•Series 2021-60 IO 0.83% 5/16/63	1,665,232	96,015
*•Series 2021-68 IO 0.87% 10/16/62	1,992,257	120,665
•Series 2022-196 BE 3.00% 10/16/64	900,000	628,826
*•Series 2022-210 IO 0.70% 7/16/64	1,069,927	68,609
*•Series 2022-216 IO 0.75% 7/16/65	1,079,332	65,978
•Series 2022-220 E 3.00% 10/16/64	600,000	426,160
*•Series 2022-3 IO 0.64% 2/16/61	4,984,758	247,560
*•Series 2022-59 IO 0.57% 2/16/62	2,556,566	108,873
Series 92 AH 2.00% 6/16/64	4,277,672	3,236,681
*•Series 92 IA 0.61% 6/16/64	4,576,114	255,946
Government National Mortgage Association REMICS
Series 2001-10 PE 6.50% 3/16/31	84,432	86,812
•Series 2004-28 S 7.47% (19.35% minus TSFR01M) 4/16/34	5,448	5,819
Series 2006-38 OH 6.50% 8/20/36	386,373	411,053
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*•Series 2007-45 QA 2.21% (6.53% minus TSFR01M) 7/20/37	26,109	$2,458
*•Series 2007-51 SG 2.15% (6.47% minus TSFR01M) 8/20/37	83,702	7,956
*•Series 2007-76 SA 2.10% (6.42% minus TSFR01M) 11/20/37	21,715	2,001
*•Series 2008-2 MS 2.73% (7.05% minus TSFR01M) 1/16/38	20,621	2,264
*•Series 2008-55 SA 1.77% (6.09% minus TSFR01M) 6/20/38	12,854	1,124
Series 2009-104 KB 5.50% 11/16/39	236,000	242,716
*•Series 2009-106 ST 1.57% (5.89% minus TSFR01M) 2/20/38	64,761	4,521
*Series 2009-14 KI 6.50% 3/20/39	19,594	4,610
*Series 2009-14 NI 6.50% 3/20/39	14,595	3,201
*•Series 2009-22 SA 1.84% (6.16% minus TSFR01M) 4/20/39	29,126	1,693
*•Series 2009-31 TS 1.87% (6.19% minus TSFR01M) 3/20/39	11,383	237
*•Series 2009-6 SA 1.67% (5.99% minus TSFR01M) 2/16/39	7,359	564
*•Series 2009-6 SH 1.61% (5.93% minus TSFR01M) 2/20/39	24,689	2,000
*•Series 2009-64 SN 1.67% (5.99% minus TSFR01M) 7/16/39	20,081	862
~^Series 2009-79 OK 0.00% 11/16/37	14,188	11,768
Series 2010-130 CP 7.00% 10/16/40	19,567	21,175
*•Series 2011-75 SM 2.17% (6.49% minus TSFR01M) 5/20/41	36,310	3,098
•Series 2011-H19 FA 4.89% (TSFR01M + 0.58%) 8/20/61	59,383	59,180
•Series 2012-H23 SA 4.95% (TSFR01M + 0.64%) 10/20/62	80,559	80,391
*Series 2013-53 OI 3.50% 4/20/43	285,456	34,808
LVIP JPMorgan Core Bond Fund–5

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
Series 2013-69 MA 1.50% 8/20/42	144,917	$129,076
•Series 2013-H08 FC 4.87% (TSFR01M + 0.56%) 2/20/63	82,252	81,994
Series 2013-H09 HA 1.65% 4/20/63	2,514	2,365
•Series 2014-H17 FC 4.92% (TSFR01M + 0.61%) 7/20/64	100,336	100,140
•Series 2015-137 WA 5.55% 1/20/38	104,196	106,557
•Series 2015-H16 FG 4.86% (TSFR01M + 0.55%) 7/20/65	231,598	230,864
•Series 2015-H30 FE 5.02% (TSFR01M + 0.71%) 11/20/65	298,639	298,572
*•Series 2016-135 SB 1.67% (5.99% minus TSFR01M) 10/16/46	400,617	54,536
Series 2016-135 Z 3.00% 10/20/46	257,367	213,599
*•Series 2016-21 ST 1.72% (6.04% minus TSFR01M) 2/20/46	743,376	85,702
*Series 2016-84 IG 4.50% 11/16/45	1,102,857	217,875
•Series 2016-H11 FD 6.14% (TSFR12M + 1.12%) 5/20/66	64,922	65,225
•Series 2016-H26 FC 5.42% (TSFR01M + 1.11%) 12/20/66	51,115	51,252
•Series 2017-H14 FK 4.39% (H15T1Y + 0.20%) 5/20/67	40,660	40,467
•Series 2017-H14 FV 4.92% (TSFR01M + 0.61%) 6/20/67	119,602	119,334
*•Series 2017-H22 IC 3.02% 11/20/67	610,594	24,212
•Series 2018-H13 FC 4.72% (TSFR01M + 0.41%) 7/20/68	127,382	126,715
•Series 2019-H13 FT 4.64% (H15T1Y + 0.45%) 8/20/69	30,223	30,171
*Series 2020-123 IL 2.50% 8/20/50	235,948	34,402
*Series 2020-123 NI 2.50% 8/20/50	804,115	118,544
*Series 2020-127 IN 2.50% 8/20/50	321,685	47,184
*Series 2020-129 IE 2.50% 9/20/50	335,167	48,875
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2020-160 IH 2.50% 10/20/50	210,066	$31,102
*Series 2020-160 VI 2.50% 10/20/50	342,025	50,775
*Series 2020-160 YI 2.50% 10/20/50	1,163,997	168,808
*Series 2020-173 MI 2.50% 11/20/50	4,782,813	697,586
*Series 2020-181 WI 2.00% 12/20/50	2,378,264	282,176
•Series 2020-30 PT 4.76% 3/20/48	541,281	523,148
*Series 2020-47 MI 3.50% 4/20/50	645,351	120,099
*Series 2020-47 NI 3.50% 4/20/50	245,221	46,816
•Series 2020-H12 F 4.92% (TSFR01M + 0.61%) 7/20/70	96,172	95,205
•Series 2020-H13 FA 4.87% (TSFR01M + 0.56%) 7/20/70	308,503	304,899
•Series 2020-H13 FC 4.87% (TSFR01M + 0.56%) 7/20/70	84,671	83,641
Series 2021-188 PA 2.00% 10/20/51	61,846	50,713
*Series 2021-191 NI 3.00% 10/20/51	426,787	83,842
Series 2021-223 P 2.00% 6/20/51	911,567	781,019
*Series 2021-29 TI 2.50% 2/20/51	1,285,822	226,904
Series 2021-77 LC 1.25% 7/20/50	105,928	83,426
Series 2022-139 AL 4.00% 7/20/51	1,500,000	1,345,017
Series 2022-189 PT 2.50% 10/20/51	765,637	624,795
Series 2022-99 JW 2.50% 1/20/52	300,000	236,987
Series 2024-197 BN 3.00% 5/20/51	9,698,958	8,914,662
Series 2025-6 A 3.50% 11/20/50	27,082,173	25,378,355
Seasoned Credit Risk Transfer Trust Series 2025-1 MTU 3.25% 11/25/64	7,769,622	6,642,548
Total Agency Collateralized Mortgage Obligations (Cost $124,879,690)		126,078,610
LVIP JPMorgan Core Bond Fund–6

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.79%
•Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN2 M1 6.14% (SOFR30A + 1.80%) 7/25/41	870,108	$857,532
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
*♦•Series K058 X1 0.90% 8/25/26	19,159,179	200,706
♦Series K065 A2 3.24% 4/25/27	215,000	210,564
♦•Series K070 A2 3.30% 11/25/27	208,000	202,866
♦•Series K072 AM 3.50% 12/25/27	1,000,000	975,317
♦Series K079 AM 3.93% 6/25/28	588,000	581,549
♦•Series K081 A2 3.90% 8/25/28	395,000	388,400
*♦•Series K094 X1 0.88% 6/25/29	2,248,695	70,033
*♦•Series K094 XAM 1.15% 6/25/29	3,700,000	160,579
*♦•Series K095 XAM 1.24% 6/25/29	900,000	43,073
*♦•Series K101 X1 0.83% 10/25/29	879,407	27,795
*♦•Series K104 XAM 1.38% 1/25/30	1,900,000	110,132
*♦•Series K105 X1 1.52% 1/25/30	5,232,978	311,549
*♦•Series K110 X1 1.65% 4/25/30	4,319,664	285,332
*♦•Series K115 X1 1.32% 6/25/30	1,481,755	83,575
*♦•Series K116 X1 1.42% 7/25/30	3,639,209	216,041
*♦•Series K124 X1 0.72% 12/25/30	1,488,354	49,933
*♦•Series K128 X1 0.51% 3/25/31	6,420,041	156,874
*♦•Series K130 X1 1.04% 6/25/31	7,964,266	413,592
*♦•Series K131 X1 0.73% 7/25/31	6,770,062	256,298
*♦•Series K133 X1 0.35% 9/25/31	11,610,634	223,209
*♦•Series K142 X1 0.30% 3/25/32	5,189,338	95,512
*♦•Series K143 X1 0.34% 4/25/55	5,279,869	114,083
*♦•Series K145 X1 0.32% 6/25/55	5,679,631	118,373
♦Series K146 A2 2.92% 6/25/32	1,100,000	992,341
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
*♦•Series K147 X1 0.36% 6/25/32	7,568,778	$180,266
*♦•Series K148 X1 0.25% 7/25/32	14,574,880	258,757
*♦•Series K149 X1 0.26% 8/25/32	8,361,594	162,421
♦•Series K150 A2 3.71% 9/25/32	1,000,000	951,977
♦•Series K151 A2 3.80% 10/25/32	1,150,000	1,094,765
*♦•Series K-151 X1 0.18% 10/25/32	15,174,316	221,672
*♦•Series K-1511 X1 0.77% 3/25/34	1,852,491	86,137
*♦•Series K-1520 X1 0.47% 2/25/36	3,768,824	134,916
♦•Series K-153 A2 3.82% 12/25/32	1,000,000	951,958
*♦•Series K-157 X1 0.25% 5/25/33	6,798,054	142,137
♦•Series K507 A2 4.80% 9/25/28	100,000	101,202
*♦•Series K737 X1 0.61% 10/25/26	5,644,733	41,477
*♦•Series K741 X1 0.56% 12/25/27	2,271,131	28,699
*♦•Series K742 X1 0.77% 3/25/28	4,634,501	61,220
*♦•Series K743 X1 0.91% 5/25/28	2,954,508	73,441
♦•Series K754 AM 4.94% 11/25/30	4,180,000	4,261,934
*♦•Series KC05 X1 1.21% 6/25/27	1,027,715	14,389
♦Series KJ45 A2 4.66% 1/25/31	815,000	818,258
*♦•Series KL06 XFX 1.36% 12/25/29	4,195,096	180,559
♦•Series Q013 APT2 1.17% 5/25/50	738,543	689,811
Federal National Mortgage Association-ACES
•Series 2013-M6 1AC 3.39% 2/25/43	41,097	38,902
•Series 2015-M10 A2 3.09% 4/25/27	209,759	205,860
Series 2016-M11 AL 2.94% 7/25/39	102,230	96,604
•Series 2017-M12 A2 3.06% 6/25/27	224,112	218,263
•Series 2017-M5 A2 2.99% 4/25/29	172,069	164,289
•Series 2017-M7 A2 2.96% 2/25/27	648,066	631,869
LVIP JPMorgan Core Bond Fund–7

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES (continued)
•Series 2017-M8 A2 3.06% 5/25/27	241,244	$235,408
•Series 2018-M10 A2 3.36% 7/25/28	450,035	438,387
Series 2018-M15 1A2 3.70% 1/25/36	900,000	848,902
•Series 2018-M3 A2 3.06% 2/25/30	140,769	133,283
•Series 2018-M9 APT2 3.10% 4/25/28	65,044	62,583
•Series 2019-M23 3A3 2.72% 10/25/31	457,750	405,051
Series 2019-M4 A2 3.61% 2/25/31	297,213	283,588
Series 2019-M5 A2 3.27% 2/25/29	465,871	449,759
Series 2019-M6 A2 3.45% 1/1/29	182,065	176,036
Series 2020-M50 A2 1.20% 10/25/30	282,659	265,128
*•Series 2020-M50 X1 1.82% 10/25/30	4,362,413	229,884
Series 2020-M6 A 2.50% 10/25/37	155,184	136,847
Series 2021-M3 1A1 1.00% 11/25/33	30,246	29,966
*•Series 2021-M3 X1 1.91% 11/25/33	2,306,248	166,883
•Series 2022-M1G A2 1.53% 9/25/31	3,350,000	2,822,913
•Series 2022-M1S A2 2.08% 4/25/32	1,290,000	1,100,403
•Series 2022-M2S A2 3.75% 8/25/32	3,875,000	3,626,204
•Series 2022-M3 A2 1.71% 11/25/31	1,500,000	1,263,952
•Series 2023-M2 3A2 1.85% 4/25/32	7,500,000	6,342,853
•Series 2023-M4 A2 3.77% 9/25/32	200,000	189,393
•Series 2023-M8 A2 4.47% 3/25/33	9,405,000	9,261,701
•FREMF Mortgage Trust
Series 2016-K59 B 3.58% 11/25/49	180,000	176,447
Series 2019-K102 B 3.53% 12/25/51	750,000	698,342
Series 2019-KBF3 B 6.97% (SOFR30A + 2.61%) 1/25/29	549,751	546,404
Total Agency Commercial Mortgage-Backed Securities (Cost $48,755,433)		48,847,358
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–21.53%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	2,107,668	$1,750,112
1.50% 5/1/41	2,203,896	1,825,206
1.50% 7/1/41	1,640,736	1,360,315
1.50% 10/1/41	2,311,634	1,905,065
1.50% 11/1/41	310,645	255,238
1.50% 2/1/51	597,755	453,014
1.50% 3/1/52	440,449	332,816
2.00% 10/1/40	1,002,900	857,789
2.00% 7/1/41	987,055	843,167
2.00% 9/1/41	2,570,015	2,189,139
2.00% 10/1/41	1,047,204	893,662
2.00% 11/1/41	576,576	494,895
2.00% 12/1/41	1,152,535	981,094
2.00% 1/1/42	3,580,413	3,051,746
2.00% 2/1/42	1,023,248	870,913
2.00% 4/1/42	2,271,576	1,939,025
2.00% 5/1/42	169,930	144,696
2.00% 8/1/42	164,359	140,313
2.00% 11/1/50	1,160,814	938,232
2.00% 2/1/51	2,640,968	2,130,589
2.00% 3/1/51	1,494,971	1,206,333
2.00% 4/1/51	451,532	365,283
2.00% 6/1/51	849,167	683,385
2.00% 8/1/51	774,348	620,961
2.00% 2/1/52	600,523	481,717
2.50% 4/1/41	129,823	114,771
2.50% 3/1/42	391,681	345,827
2.50% 11/1/49	10,568,889	8,889,894
2.50% 7/1/50	2,950,111	2,472,279
2.50% 11/1/50	3,055,199	2,588,439
2.50% 12/1/50	3,264,342	2,756,114
2.50% 1/1/51	32,364	27,259
2.50% 2/1/51	1,256,283	1,066,609
2.50% 3/1/51	65,842	55,899
2.50% 5/1/51	849,160	717,701
2.50% 7/1/51	303,961	253,990
2.50% 8/1/51	2,328,110	1,960,295
2.50% 9/1/51	459,948	387,963
2.50% 10/1/51	3,041,563	2,567,560
2.50% 12/1/51	150,763	127,123
2.50% 1/1/52	17,549,964	14,801,668
2.50% 2/1/52	887,965	747,294
2.50% 3/1/52	79,018	66,679
2.50% 4/1/52	6,453,834	5,457,557
3.00% 9/1/32	69,551	67,208
3.00% 10/1/32	73,280	70,750
3.00% 10/1/33	47,200	45,556
3.00% 12/1/33	23,866	22,873
3.00% 6/1/36	54,279	50,751
3.00% 5/1/42	79,935	72,209
3.00% 7/1/42	494,038	445,522
3.00% 9/1/42	910,439	813,361
3.00% 1/1/47	1,591,043	1,414,215
3.00% 9/1/48	32,742	29,130
LVIP JPMorgan Core Bond Fund–8

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.00% 9/1/49	326,494	$289,029
3.00% 11/1/49	323,100	285,237
3.00% 1/1/50	39,529	34,982
3.00% 6/1/50	950,732	824,496
3.00% 8/1/50	4,647,980	4,074,910
3.00% 2/1/51	146,150	128,585
3.00% 6/1/51	451,357	395,947
3.00% 10/1/51	392,532	344,531
3.00% 11/1/51	277,831	242,310
3.00% 12/1/51	161,105	140,858
3.00% 1/1/52	231,370	203,075
3.00% 2/1/52	1,337,665	1,161,189
3.00% 4/1/52	161,542	141,576
•3.01% (RFUCCT1Y + 1.63%) 11/1/48	1,962,926	1,917,613
•3.11% (RFUCCT1Y + 1.62%) 2/1/50	1,107,999	1,098,535
•3.14% (RFUCCT1Y + 1.62%) 11/1/47	671,040	676,771
3.50% 4/1/33	142,760	138,614
3.50% 1/1/38	784,463	750,240
3.50% 6/1/42	135,435	126,235
3.50% 7/1/50	446,975	407,427
3.50% 12/1/50	761,116	691,590
3.50% 1/1/52	145,598	132,283
3.50% 4/1/52	1,400,865	1,274,070
3.50% 5/1/52	1,561,825	1,412,295
3.50% 6/1/52	1,698,523	1,540,557
3.75% 8/1/32	1,200,000	1,138,030
4.00% 9/1/32	200,000	193,061
4.00% 6/1/42	64,923	62,043
4.00% 8/1/44	13,061	12,274
4.00% 5/1/45	8,044	7,631
4.00% 10/1/45	12,823	12,143
4.00% 11/1/45	10,513	9,956
4.00% 1/1/46	103,256	98,161
4.00% 7/1/49	4,797,965	4,528,493
4.00% 1/1/50	237,331	223,569
4.00% 7/1/50	824,323	775,380
4.00% 4/1/52	4,156,539	3,902,259
4.00% 7/1/52	285,140	269,718
4.00% 2/1/53	1,494,108	1,409,077
4.50% 10/1/35	93,811	92,225
4.50% 3/1/47	491,757	481,376
4.50% 5/1/47	31,122	30,362
4.50% 6/1/47	467,593	456,186
4.50% 9/1/50	154,916	149,942
4.50% 1/1/51	515,598	498,358
4.50% 7/1/52	653,672	628,622
4.50% 8/1/52	156,025	151,283
4.50% 9/1/52	170,897	163,746
4.50% 10/1/52	1,456,846	1,397,143
4.50% 11/1/52	3,672,944	3,523,318
4.50% 12/1/52	498,856	478,059
4.60% 2/1/30	600,000	598,156
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
5.00% 1/1/49	9,546	$9,530
5.00% 7/1/52	1,840,587	1,812,398
5.00% 11/1/52	314,275	309,635
5.00% 12/1/52	406,088	399,424
5.00% 1/1/53	1,530,993	1,508,901
5.00% 3/1/53	752,557	743,624
5.00% 4/1/53	1,117,493	1,099,471
5.00% 6/1/53	462,095	455,580
5.50% 10/1/33	10,130	10,229
5.50% 12/1/52	429,893	433,450
5.50% 1/1/53	230,952	232,863
5.50% 3/1/53	539,502	541,934
5.50% 4/1/53	1,097,493	1,099,957
5.50% 5/1/53	989,108	994,916
5.50% 6/1/53	797,310	803,908
5.50% 7/1/53	262,793	264,719
6.00% 2/1/32	1,502	1,552
6.00% 12/1/52	1,227,087	1,251,946
•6.24% (H15T1Y + 2.11%) 1/1/27	777	773
•6.37% (RFUCCT1Y + 1.58%) 3/1/35	11,557	11,685
•6.46% (RFUCCT1Y + 1.79%) 1/1/37	6,021	6,136
6.50% 6/1/29	2,150	2,219
6.50% 11/1/34	3,030	3,153
6.50% 1/1/53	299,843	311,524
6.50% 2/1/53	739,885	769,483
6.50% 3/1/53	55,976	58,215
6.50% 4/1/53	567,963	590,684
6.50% 5/1/53	1,085,501	1,132,165
•6.59% (H15T1Y + 2.28%) 4/1/30	552	551
•6.78% (RFUCCT1Y + 1.75%) 4/1/34	4,794	4,843
7.00% 7/1/29	16,892	17,247
7.00% 4/1/35	18,343	19,171
8.50% 7/1/28	109	110
Federal National Mortgage Association
1.27% 12/1/29	1,207,244	1,048,893
1.45% 10/1/30	1,152,951	992,671
•1.46% 11/1/32	8,263,900	6,727,796
1.50% 1/1/31	1,100,000	936,383
1.50% 1/1/51	532,934	403,133
1.50% 3/1/51	1,941,670	1,468,214
•1.51% 11/1/32	13,812,135	11,276,704
1.56% 1/1/31	1,300,000	1,109,436
•1.76% 3/1/32	1,645,578	1,386,949
1.76% 7/1/35	1,500,000	1,181,170
1.98% 1/1/32	1,985,000	1,700,292
2.00% 8/1/40	60,006	52,909
2.00% 6/1/41	216,718	185,104
2.00% 9/1/41	954,375	814,529
2.00% 10/1/41	902,467	769,575
2.00% 11/1/41	599,363	510,184
LVIP JPMorgan Core Bond Fund–9

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.00% 12/1/41	1,002,920	$854,930
2.00% 1/1/42	2,950,378	2,515,030
2.00% 2/1/42	774,243	658,072
2.00% 3/1/42	234,784	199,919
2.00% 5/1/42	333,264	283,180
2.00% 8/1/50	995,147	797,948
2.00% 9/1/50	1,672,427	1,342,436
2.00% 10/1/50	2,823,480	2,265,926
2.00% 1/1/51	359,314	289,316
2.00% 2/1/51	7,397,546	5,947,862
2.00% 3/1/51	4,265,498	3,438,640
2.00% 4/1/51	4,842,228	3,886,083
2.00% 5/1/51	1,066,521	852,608
2.00% 7/1/51	87,591	70,229
2.00% 8/1/51	1,110,107	890,482
2.00% 10/1/51	1,301,423	1,050,718
2.00% 11/1/51	389,084	313,484
2.00% 12/1/51	407,303	323,905
2.00% 1/1/52	1,764,223	1,415,207
2.00% 2/1/52	627,157	506,506
2.00% 3/1/52	1,910,272	1,537,333
2.01% 4/1/30	1,269,981	1,138,002
2.02% 8/1/30	1,059,000	937,832
•2.15% 2/1/32	1,682,167	1,457,769
2.18% 1/1/34	2,870,249	2,414,138
2.42% 10/1/29	681,247	627,216
2.50% 9/1/36	229,899	211,373
2.50% 3/1/38	697,015	640,324
2.50% 11/1/40	414,875	362,308
2.50% 3/1/41	465,832	411,829
2.50% 4/1/41	1,099,147	968,284
2.50% 5/1/41	789,086	696,784
2.50% 11/1/41	223,847	197,429
2.50% 2/1/42	735,722	648,684
2.50% 3/1/42	383,697	338,302
2.50% 4/1/42	874,516	771,050
2.50% 9/1/42	257,394	226,946
2.50% 5/1/50	1,102,725	930,042
2.50% 6/1/50	267,795	225,946
2.50% 7/1/50	1,305,977	1,088,321
2.50% 9/1/50	404,413	337,563
2.50% 10/1/50	1,673,671	1,409,957
2.50% 11/1/50	361,616	305,457
2.50% 12/1/50	126,182	106,405
2.50% 1/1/51	875,847	738,828
2.50% 2/1/51	593,909	500,111
2.50% 3/1/51	326,174	275,643
2.50% 4/1/51	184,432	156,183
2.50% 5/1/51	945,489	792,137
2.50% 6/1/51	4,660,919	3,928,617
2.50% 7/1/51	1,495,575	1,265,715
2.50% 8/1/51	4,291,300	3,615,072
2.50% 9/1/51	3,199,106	2,691,057
2.50% 10/1/51	5,019,156	4,220,728
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 11/1/51	1,527,139	$1,282,596
2.50% 12/1/51	1,303,483	1,093,335
2.50% 1/1/52	2,905,840	2,443,853
2.50% 2/1/52	4,169,721	3,512,559
2.50% 3/1/52	5,905,352	4,971,647
2.50% 4/1/52	79,528	66,869
2.50% 9/1/52	7,896,900	6,610,658
2.50% 7/1/61	4,025,436	3,255,537
2.50% 9/1/61	1,935,868	1,565,608
2.50% 3/1/62	890,598	720,258
2.52% 11/1/29	1,012,423	937,963
2.63% 3/1/26	431,376	423,896
2.93% 7/1/28	1,238,808	1,191,368
2.93% 10/1/29	1,055,171	995,219
2.93% 6/1/30	633,821	593,861
2.95% 7/1/27	992,025	962,138
3.00% 9/1/31	54,978	51,826
3.00% 7/1/35	184,631	173,668
3.00% 2/1/36	466,597	437,044
3.00% 4/1/36	353,408	331,179
3.00% 7/1/36	755,721	709,244
3.00% 8/1/36	1,237,476	1,160,755
3.00% 10/1/36	828,231	775,684
3.00% 4/1/38	269,594	256,296
3.00% 6/1/38	404,286	381,451
3.00% 9/1/40	74,153	68,248
3.00% 1/1/41	118,628	110,754
3.00% 3/1/42	218,930	197,704
3.00% 5/1/42	325,033	292,808
3.00% 6/1/42	815,164	730,427
3.00% 6/1/43	78,286	70,169
3.00% 7/1/43	174,437	156,351
3.00% 10/1/43	172,633	154,733
3.00% 1/1/45	145,274	130,202
3.00% 9/1/46	51,307	45,503
3.00% 10/1/46	593,150	526,295
3.00% 12/1/46	349,487	310,638
3.00% 1/1/47	4,250,654	3,799,432
3.00% 2/1/47	1,575,596	1,412,152
3.00% 11/1/48	222,747	199,635
3.00% 2/1/50	603,711	547,208
3.00% 4/1/50	1,107,208	975,565
3.00% 10/1/50	530,289	467,873
3.00% 11/1/50	1,182,470	1,038,513
3.00% 6/1/51	125,277	110,771
3.00% 8/1/51	1,249,331	1,101,255
3.00% 10/1/51	277,823	244,539
3.00% 11/1/51	12,601,161	11,024,506
3.00% 12/1/51	502,158	441,018
3.00% 1/1/52	7,784,169	6,791,657
3.00% 2/1/52	2,261,508	1,981,202
3.00% 3/1/52	6,454,645	5,658,202
3.00% 4/1/52	883,525	772,698
3.00% 6/1/52	507,965	441,312
LVIP JPMorgan Core Bond Fund–10

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 7/1/60	584,758	$503,969
3.00% 3/1/61	892,829	769,438
3.00% 6/1/62	1,183,068	1,001,945
3.03% 4/1/30	650,000	610,030
3.08% 1/1/30	2,711,293	2,567,984
3.08% 4/1/30	433,216	409,075
3.11% 3/1/30	1,508,466	1,428,988
3.12% 11/1/26	864,126	848,384
3.16% 5/1/29	275,495	263,421
3.19% 3/1/36	821,981	771,718
3.20% 2/1/29	170,969	164,571
3.25% 5/1/29	374,857	360,384
3.34% 2/1/27	1,000,000	980,943
3.48% 3/1/37	935,461	853,914
3.50% 4/1/32	838,623	822,029
3.50% 12/1/34	224,043	216,645
3.50% 1/1/35	141,935	137,213
3.50% 2/1/37	102,859	98,860
3.50% 3/1/37	74,648	72,436
3.50% 12/1/37	124,680	118,476
3.50% 8/1/39	81,719	78,779
3.50% 2/1/40	417,824	398,247
3.50% 4/1/42	151,118	140,450
3.50% 12/1/42	68,825	64,153
3.50% 3/1/43	541,092	506,192
3.50% 5/1/43	165,337	153,702
3.50% 1/1/44	186,967	173,811
3.50% 11/1/44	5,099,712	4,728,103
3.50% 2/1/46	258,802	238,659
3.50% 10/1/46	117,963	108,778
3.50% 12/1/46	735,742	685,785
3.50% 12/1/47	1,459,390	1,333,113
3.50% 11/1/48	6,441,800	5,931,162
3.50% 8/1/49	500,019	465,759
3.50% 6/1/50	101,018	92,040
3.50% 11/1/51	1,769,633	1,603,526
3.50% 12/1/51	148,177	135,454
3.50% 1/1/52	621,454	566,997
3.50% 3/1/52	519,715	470,744
3.50% 4/1/52	2,472,781	2,248,020
3.50% 5/1/52	3,236,742	2,956,213
3.50% 6/1/52	1,662,287	1,507,828
3.50% 3/1/60	636,378	569,373
3.50% 3/1/62	2,603,679	2,313,830
3.50% 6/1/62	905,169	801,828
3.52% 6/1/28	486,251	475,465
3.52% 6/1/32	300,000	281,767
3.54% 6/1/32	1,386,000	1,292,470
3.54% 11/1/32	1,100,000	1,028,152
3.56% 7/1/32	200,000	188,811
3.64% 8/1/28	902,970	883,778
3.67% 6/1/32	95,871	91,202
3.68% 9/1/32	936,000	884,413
3.70% 8/1/32	486,290	460,429
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.72% 8/1/32	964,849	$917,975
3.73% 6/1/32	97,663	92,699
3.77% 12/1/25	137,148	136,245
3.80% 9/1/32	1,105,031	1,050,554
3.81% 12/1/28	300,000	294,613
3.81% 10/1/32	1,245,000	1,186,598
3.81% 11/1/32	1,010,000	961,072
3.83% 7/1/32	197,672	189,163
3.84% 7/1/32	200,000	191,336
3.85% 8/1/32	200,000	190,772
3.86% 7/1/32	95,849	92,186
3.88% 7/1/32	192,189	184,279
3.89% 7/1/32	800,000	764,552
3.90% 6/1/32	100,000	95,643
3.90% 8/1/32	100,000	95,821
3.90% 2/1/33	1,200,000	1,143,738
3.96% 2/1/30	1,200,000	1,171,266
4.00% 2/1/36	394,854	387,137
4.00% 7/1/42	185,967	177,493
4.00% 9/1/42	50,325	48,032
4.00% 11/1/42	419,236	403,028
4.00% 4/1/44	958,821	918,384
4.00% 10/1/44	5,118,008	4,868,059
4.00% 12/1/44	161,510	154,759
4.00% 2/1/47	80,574	76,293
4.00% 5/1/47	636,863	600,852
4.00% 6/1/47	435,570	413,598
4.00% 6/1/48	103,763	98,228
4.00% 10/1/48	424,460	398,093
4.00% 1/1/49	453,887	428,543
4.00% 7/1/49	132,640	125,072
4.00% 3/1/50	378,473	354,937
4.00% 2/1/51	850,984	797,642
4.00% 11/1/51	589,664	551,066
4.00% 12/1/51	415,486	388,488
4.00% 4/1/52	4,328,034	4,064,491
4.00% 5/1/52	71,224	67,011
4.00% 7/1/52	991,968	927,385
4.00% 7/1/56	177,220	165,505
4.00% 8/1/56	3,287,843	3,070,488
4.00% 6/1/57	696,173	650,181
4.00% 8/1/58	1,319,657	1,239,822
4.00% 8/1/59	1,063,662	993,852
4.00% 12/1/61	777,310	718,803
4.00% 3/1/62	253,268	233,103
4.00% 6/1/62	282,406	264,221
4.06% 7/1/32	396,228	383,919
4.08% 2/1/34	2,235,000	2,166,242
4.11% 7/1/32	100,000	96,770
4.12% 11/1/32	1,405,000	1,367,881
4.13% 7/1/32	100,000	97,309
4.18% 11/1/30	287,247	284,029
4.19% 7/1/32	97,963	95,614
4.22% 10/1/32	1,000,000	979,468
LVIP JPMorgan Core Bond Fund–11

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.27% 10/1/32	481,988	$474,493
4.32% 3/1/30	1,600,000	1,593,215
4.34% 7/1/32	100,000	98,283
4.36% 2/1/33	500,000	492,644
4.37% 1/1/32	12,469,848	12,378,884
4.42% 3/1/33	500,000	493,139
4.45% 12/1/32	1,047,345	1,041,190
4.45% 1/1/35	1,861,000	1,833,871
4.47% 3/1/33	2,000,000	1,985,323
4.49% 6/1/28	700,000	704,125
4.50% 11/1/38	307,167	307,811
4.50% 4/1/39	61,765	60,629
4.50% 5/1/39	1,873	1,849
4.50% 6/1/39	376,754	372,150
4.50% 10/1/43	433,006	427,355
4.50% 2/1/46	104,502	102,103
4.50% 3/1/46	623,125	610,108
4.50% 6/1/48	244,528	239,068
4.50% 7/1/48	308,385	300,413
4.50% 8/1/48	500,857	487,703
4.50% 10/1/48	24,677	24,073
4.50% 11/1/48	241,867	235,514
4.50% 4/1/49	184,575	178,426
4.50% 5/1/49	133,629	129,452
4.50% 7/1/49	315,137	305,590
4.50% 9/1/49	1,489,789	1,450,987
4.50% 1/1/50	2,422,806	2,378,374
4.50% 3/1/50	232,407	227,543
4.50% 5/1/50	314,401	304,071
4.50% 9/1/51	297,542	287,175
4.50% 8/1/52	237,087	227,169
4.50% 9/1/52	655,645	631,983
4.50% 11/1/52	1,646,087	1,577,500
4.50% 1/1/53	647,634	620,610
4.50% 3/1/53	627,202	601,077
4.50% 4/1/53	497,198	476,227
4.50% 9/1/57	852,092	817,389
4.50% 8/1/58	843,034	808,706
4.50% 1/1/59	77,870	74,506
4.50% 6/1/62	796,412	763,894
•4.50% (ECOFC + 1.25%) 3/1/29	84	84
4.55% 9/1/33	2,866,826	2,866,094
4.57% 6/1/30	1,445,667	1,454,741
4.58% 1/1/33	200,000	200,350
4.67% 11/1/34	2,955,000	2,960,718
4.68% 11/1/31	1,050,000	1,058,702
4.69% 1/1/33	297,145	298,015
4.74% 6/1/30	400,000	402,150
4.74% 2/1/33	1,070,000	1,078,177
4.83% 9/1/28	1,100,000	1,119,555
4.86% 12/1/32	775,000	790,348
4.87% 3/1/33	100,000	101,314
4.88% 9/1/28	500,000	509,685
4.89% 4/1/34	2,868,600	2,900,463
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.00% 9/1/35	7,524	$7,572
5.00% 9/1/48	545,756	541,041
5.00% 10/1/48	149,189	148,292
5.00% 1/1/49	243,111	243,414
5.00% 2/1/49	75,478	74,928
5.00% 4/1/49	158,088	158,407
5.00% 6/1/49	111,908	111,248
5.00% 9/1/49	732,426	732,521
5.00% 12/1/49	712,213	719,345
5.00% 6/1/52	379,806	375,794
5.00% 7/1/52	366,875	361,446
5.00% 8/1/52	156,878	154,334
5.00% 12/1/52	82,394	80,881
5.00% 1/1/53	427,500	421,473
5.00% 2/1/53	439,874	433,264
5.00% 3/1/53	727,273	717,019
5.00% 4/1/53	763,760	752,992
5.00% 5/1/53	447,643	441,331
5.00% 6/1/53	1,628,307	1,598,089
5.00% 12/1/61	727,453	716,546
5.08% 8/1/33	1,870,478	1,920,831
5.21% 12/1/33	3,094,889	3,197,456
5.34% 9/1/28	200,000	206,342
5.50% 9/1/33	8,769	8,973
5.50% 5/1/34	143,602	146,389
5.50% 9/1/36	189,316	192,689
5.50% 1/1/38	579,305	589,606
5.50% 2/1/38	2,001	2,031
5.50% 3/1/38	1,248	1,269
5.50% 4/1/38	1,719	1,720
5.50% 6/1/38	382	388
5.50% 1/1/39	218,685	223,011
5.50% 3/1/40	386,007	392,927
5.50% 3/1/41	198,011	201,612
5.50% 6/1/41	129,486	131,684
5.50% 7/1/41	428,551	437,909
5.50% 8/1/52	148,088	148,428
5.50% 2/1/53	240,169	241,991
5.50% 4/1/53	692,523	698,254
5.50% 5/1/53	1,137,755	1,140,817
5.50% 9/1/53	5,912,838	5,937,740
5.50% 1/1/58	1,020,691	1,051,595
6.00% 9/1/28	536	534
6.00% 1/1/29	313	318
6.00% 3/1/32	4,019	4,117
6.00% 3/1/33	2,391	2,429
6.00% 10/1/39	237,353	246,281
6.00% 7/1/41	586,506	611,500
6.00% 1/1/53	317,017	322,951
6.00% 3/1/53	177,618	182,280
6.00% 5/1/53	830,494	851,456
6.00% 6/1/53	84,713	86,282
6.00% 7/1/53	1,784,847	1,832,224
•6.44% (RFUCCT6M + 1.51%) 1/1/35	21,320	21,847
LVIP JPMorgan Core Bond Fund–12

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
•6.45% (RFUCCT1Y + 1.61%) 1/1/34	4,472	$4,540
6.50% 9/1/25	36	37
6.50% 4/1/32	11,574	12,061
6.50% 10/1/35	45,224	45,972
6.50% 11/1/36	17,534	18,371
6.50% 10/1/38	95,397	98,351
6.50% 11/1/52	284,837	297,639
6.50% 1/1/53	1,402,817	1,463,733
6.50% 2/1/53	389,569	404,585
•6.71% (H15T1Y + 2.28%) 4/1/33	6,328	6,496
•6.91% (H15T1Y + 2.12%) 8/1/34	8,891	9,102
7.00% 6/1/35	187,161	197,028
•7.10% (RFUCCT1Y + 1.60%) 5/1/35	12,675	12,876
•7.11% (RFUCCT1Y + 1.74%) 10/1/34	6,804	6,880
•7.28% (H15T1Y + 2.15%) 7/1/33	4,703	4,797
7.50% 3/1/30	1,191	1,192
8.00% 3/1/27	1,880	1,893
8.00% 11/1/28	5,436	5,582
8.50% 6/1/30	34	34
Government National Mortgage Association
2.00% 12/20/50	1,113,785	896,521
2.00% 2/20/51	1,154,280	944,782
2.00% 3/20/51	1,218,309	972,923
2.50% 10/20/49	611,007	524,688
2.50% 12/20/50	860,474	726,971
2.50% 1/20/51	270,545	230,910
2.50% 2/20/51	4,426,270	3,777,189
2.50% 5/20/51	257,206	217,171
2.50% 6/20/51	370,687	313,905
2.50% 7/20/51	639,173	540,327
2.50% 8/20/51	8,296,580	7,076,345
2.50% 10/20/51	4,131,853	3,513,068
2.50% 11/20/51	526,283	447,500
2.50% 12/20/51	1,980,836	1,666,533
2.50% 8/20/52	77,298	65,967
2.50% 9/20/52	312,374	266,567
2.50% 2/20/53	741,318	637,634
3.00% 9/15/42	306,900	278,674
3.00% 10/15/42	24,206	21,978
3.00% 1/20/46	39,726	35,734
3.00% 8/20/46	300,627	270,107
3.00% 11/20/46	155,575	139,660
3.00% 2/20/47	53,521	48,032
3.00% 4/20/47	35,595	31,935
3.00% 9/20/47	205,678	184,317
3.00% 1/20/50	599,834	523,750
3.00% 3/20/50	525,860	460,116
3.00% 7/20/50	912,708	808,735
3.00% 2/20/51	6,181,861	5,487,359
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.00% 5/20/51	57,665	$51,103
3.00% 7/20/51	507,597	449,836
3.00% 9/20/51	4,182,636	3,706,675
3.00% 10/20/51	489,608	433,893
3.00% 11/20/51	757,361	667,848
3.00% 12/20/51	739,819	655,631
3.00% 1/20/52	765,966	677,910
3.00% 2/20/52	2,160,848	1,903,666
3.00% 3/20/52	8,056,205	7,099,652
3.00% 4/20/52	1,655,369	1,448,633
3.00% 11/20/52	582,505	516,219
3.00% 12/20/52	877,340	777,503
3.00% 1/20/53	410,406	363,704
3.00% 4/20/53	161,908	143,700
3.50% 3/20/45	8,452	7,857
3.50% 4/20/45	150,292	139,661
3.50% 11/20/45	168,969	156,746
3.50% 1/20/46	100,932	93,578
3.50% 3/20/46	477,738	444,384
3.50% 4/20/46	322,604	298,851
3.50% 5/20/46	131,627	121,936
3.50% 6/20/46	221,241	204,825
3.50% 7/20/46	136,650	126,940
3.50% 9/20/46	40,824	37,789
3.50% 9/20/47	1,695,976	1,562,688
3.50% 10/20/47	321,951	297,279
3.50% 9/20/48	4,675,180	4,317,763
3.50% 10/20/48	99,182	91,620
3.50% 11/20/48	979,283	903,790
3.50% 10/20/49	65,577	60,030
3.50% 2/20/50	104,003	95,194
3.50% 4/20/50	833,249	760,050
3.50% 5/15/50	205,040	187,686
3.50% 2/20/52	666,568	608,501
3.50% 3/20/52	343,501	310,050
3.50% 4/20/52	2,099,217	1,926,755
3.50% 6/20/52	286,814	259,071
3.50% 12/20/52	1,300,522	1,192,466
3.50% 2/20/53	83,730	77,061
3.75% 12/20/32	49,247	48,098
3.75% 4/20/48	1,354,445	1,263,401
4.00% 10/20/44	21,618	20,674
4.00% 8/20/46	401,049	381,188
4.00% 2/20/47	112,890	107,084
4.00% 6/20/47	1,026,611	973,755
4.00% 9/20/47	628,401	595,012
4.00% 11/20/47	327,047	309,535
4.00% 12/20/47	131,899	124,652
4.00% 2/20/48	400,452	375,848
4.00% 3/20/48	1,376,017	1,300,628
4.00% 4/20/48	97,764	92,046
4.00% 5/20/48	144,129	136,410
4.00% 8/20/48	385,332	363,629
4.00% 9/20/48	114,821	108,387
LVIP JPMorgan Core Bond Fund–13

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.00% 2/20/49	738,112	$696,765
4.00% 3/20/49	227,882	215,116
4.00% 4/20/49	191,497	180,770
4.00% 10/20/49	77,623	73,373
4.00% 11/20/49	535,230	505,968
4.00% 1/20/50	61,681	57,153
4.00% 2/20/50	389,618	367,224
4.00% 3/15/50	25,655	24,242
4.00% 3/20/50	456,300	428,580
4.00% 4/20/50	959,672	900,483
4.00% 2/20/52	904,815	846,227
4.00% 5/20/52	1,140,171	1,069,094
4.00% 6/20/52	1,146,598	1,076,357
4.00% 8/20/52	1,965,160	1,843,866
4.00% 4/20/53	176,887	165,859
4.50% 8/20/47	170,948	166,619
4.50% 4/20/48	309,300	301,036
4.50% 5/20/48	16,159	15,723
4.50% 6/20/48	366,094	356,105
4.50% 7/20/48	7,908	7,691
4.50% 8/20/48	1,350,361	1,313,308
4.50% 10/20/48	266,930	259,578
4.50% 12/20/48	475,323	462,182
4.50% 1/20/49	531,402	515,352
4.50% 2/20/49	481,568	468,210
4.50% 3/20/49	988,979	961,547
4.50% 9/20/49	649,999	641,143
4.50% 2/20/50	992,601	964,471
4.50% 3/20/50	104,314	101,393
4.50% 5/20/50	1,116,004	1,082,689
4.50% 11/20/50	535,513	520,768
4.50% 12/20/50	139,007	134,972
4.50% 5/20/52	1,952,202	1,886,559
4.50% 8/20/52	914,673	878,917
4.50% 9/20/52	2,206,366	2,122,917
5.00% 5/20/48	111,760	111,624
5.00% 6/20/48	72,230	72,086
5.00% 9/20/48	138,830	138,404
5.00% 10/20/48	535,204	534,304
5.00% 11/20/48	224,895	224,135
5.00% 12/20/48	326,429	325,528
5.00% 1/20/49	380,317	378,213
5.00% 4/20/49	221,650	221,107
5.00% 9/20/49	229,209	228,860
5.00% 11/20/49	142,762	142,544
5.00% 1/20/50	202,463	202,029
5.00% 12/20/51	56,655	56,283
5.00% 9/20/52	414,978	411,140
5.00% 10/20/52	897,286	884,041
5.00% 11/20/52	1,245,314	1,226,867
5.00% 12/20/52	165,917	163,922
5.00% 1/20/53	2,733,352	2,697,363
5.00% 3/20/53	85,276	83,998
5.00% 5/20/53	430,469	426,762
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
5.00% 10/20/54	1,089,525	$1,073,578
5.00% 6/20/63	681,488	664,903
5.50% 6/15/38	455,585	475,094
5.50% 7/15/38	421,274	439,310
5.50% 9/15/38	681,860	712,937
5.50% 11/20/52	1,396,366	1,404,708
5.50% 2/20/53	513,402	515,948
5.50% 6/20/53	763,768	768,532
5.50% 7/20/53	1,071,696	1,078,381
5.50% 11/20/54	1,144,434	1,160,833
•5.90% (H15T1Y + 1.66%) 4/20/72	1,256,181	1,303,005
•5.91% (H15T1Y + 1.68%) 4/20/72	1,190,187	1,236,088
•5.94% (H15T1Y + 1.70%) 2/20/72	1,235,451	1,281,987
•5.94% (H15T1Y + 1.71%) 3/20/72	1,039,400	1,080,162
6.00% 5/15/37	23,932	24,545
6.00% 10/15/38	3,259	3,373
6.00% 4/20/53	910,140	930,741
6.00% 6/20/53	891,149	913,614
6.00% 6/20/63	616,014	622,432
•6.05% (H15T1Y + 1.84%) 8/20/71	1,281,052	1,333,692
•6.07% (H15T1Y + 1.83%) 7/20/72	944,412	990,038
6.50% 3/15/28	237	239
6.50% 12/15/38	9,627	10,160
7.00% 12/15/25	17	17
7.00% 11/15/27	283	286
7.00% 6/15/28	612	619
7.00% 6/15/33	2,175	2,284
7.50% 12/20/26	98	98
7.50% 9/15/28	427	429
8.00% 11/20/26	1,292	1,303
8.00% 1/20/27	120	121
8.00% 10/15/27	616	619
Total Agency Mortgage-Backed Securities (Cost $578,532,809)		586,738,016
AGENCY OBLIGATIONS–0.03%
^Federal National Mortgage Association Principal STRIPS 0.00% 3/23/28	630,000	556,084
Tennessee Valley Authority
4.25% 9/15/65	101,000	82,672
4.63% 9/15/60	93,000	82,982
5.88% 4/1/36	140,000	154,514
Total Agency Obligations (Cost $898,067)		876,252
LVIP JPMorgan Core Bond Fund–14

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–25.18%
Aerospace & Defense–0.60%
BAE Systems PLC
1.90% 2/15/31	200,000	$170,137
5.80% 10/11/41	51,000	52,343
Boeing Co.
2.20% 2/4/26	200,000	195,680
2.70% 2/1/27	810,000	781,177
2.80% 3/1/27	240,000	231,187
3.20% 3/1/29	830,000	779,282
3.25% 3/1/28	224,000	213,750
3.75% 2/1/50	320,000	224,290
5.93% 5/1/60	560,000	526,768
6.30% 5/1/29	1,190,000	1,247,943
6.39% 5/1/31	675,000	719,293
6.53% 5/1/34	1,110,000	1,189,350
General Dynamics Corp. 4.25% 4/1/40	50,000	44,194
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	424,800
5.25% 6/1/31	1,080,000	1,099,921
5.40% 7/31/33	297,000	300,769
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,263,624
4.50% 5/15/36	640,000	611,563
Northrop Grumman Corp.
5.15% 5/1/40	140,000	135,869
5.25% 5/1/50	3,390,000	3,205,643
RTX Corp.
2.25% 7/1/30	570,000	506,314
3.13% 7/1/50	1,520,000	1,003,487
3.75% 11/1/46	80,000	61,041
4.13% 11/16/28	980,000	966,180
4.15% 5/15/45	138,000	113,034
4.35% 4/15/47	90,000	74,869
5.15% 2/27/33	221,000	222,966
		16,365,474
Agriculture–0.25%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,459,497
3.40% 2/4/41	610,000	447,363
BAT Capital Corp.
2.26% 3/25/28	210,000	196,243
3.56% 8/15/27	600,000	585,506
4.39% 8/15/37	250,000	219,524
4.54% 8/15/47	754,000	602,292
BAT International Finance PLC 1.67% 3/25/26	160,000	155,391
Bunge Ltd. Finance Corp.
2.75% 5/14/31	400,000	354,439
4.65% 9/17/34	1,228,000	1,187,200
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95% 4/20/35	500,000	513,900
Philip Morris International, Inc. 2.10% 5/1/30	810,000	716,617
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American, Inc. 5.85% 8/15/45	150,000	$143,139
Viterra Finance BV 3.20% 4/21/31	400,000	360,212
		6,941,323
Airlines–0.36%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	173,472	162,499
3.55% 7/15/31	123,432	115,305
3.60% 9/15/28	55,013	53,757
4.13% 11/15/26	71,780	71,655
♦American Airlines Pass-Through Trust
3.00% 4/15/30	79,123	74,704
3.38% 11/1/28	839,500	813,564
3.70% 4/1/28	24,131	23,660
4.00% 3/22/29	2,294,470	2,219,991
♦British Airways Pass-Through Trust
3.30% 6/15/34	114,612	106,745
3.80% 3/20/33	46,270	44,635
4.13% 3/20/33	62,465	59,320
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	234,285	227,806
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	289,998	288,989
4.75% 10/20/28	1,580,000	1,573,434
♦United Airlines Pass-Through Trust
2.70% 11/1/33	173,697	154,015
2.88% 4/7/30	64,503	60,609
3.10% 4/7/30	206,410	191,210
3.65% 7/7/27	26,431	26,019
3.70% 9/1/31	275,517	258,231
4.00% 10/11/27	36,135	35,703
4.15% 2/25/33	184,124	176,115
4.30% 2/15/27	95,691	95,296
4.60% 9/1/27	55,212	54,485
5.45% 8/15/38	2,759,772	2,781,253
		9,669,000
Apparel–0.06%
NIKE, Inc.
2.75% 3/27/27	320,000	311,181
2.85% 3/27/30	1,220,000	1,129,367
3.25% 3/27/40	330,000	260,565
		1,701,113
Auto Manufacturers–0.20%
Hyundai Capital America
1.30% 1/8/26	115,000	112,012
1.50% 6/15/26	45,000	43,316
LVIP JPMorgan Core Bond Fund–15

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Hyundai Capital America (continued)
1.80% 10/15/25	140,000	$137,754
1.80% 1/10/28	215,000	198,022
2.38% 10/15/27	130,000	122,614
3.00% 2/10/27	200,000	193,822
4.55% 9/26/29	850,000	831,754
4.75% 9/26/31	2,500,000	2,428,197
5.65% 6/26/26	1,280,000	1,293,967
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	166,662
		5,528,120
Banks–9.24%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	829,533
5.52% 12/3/35	1,600,000	1,604,248
6.58% 10/13/26	1,800,000	1,817,771
μAIB Group PLC
5.87% 3/28/35	2,340,000	2,381,927
6.61% 9/13/29	1,490,000	1,572,850
ANZ New Zealand International Ltd.
3.45% 1/21/28	200,000	194,644
5.36% 8/14/28	300,000	308,159
Banco Nacional de Panama 2.50% 8/11/30	300,000	248,395
Banco Santander SA
μ1.72% 9/14/27	200,000	191,460
μ4.18% 3/24/28	200,000	197,984
μ5.37% 7/15/28	1,000,000	1,014,461
5.44% 7/15/31	600,000	614,952
5.57% 1/17/30	600,000	615,810
5.59% 8/8/28	600,000	617,086
6.03% 1/17/35	800,000	828,051
6.61% 11/7/28	600,000	637,567
Bank of America Corp.
μ1.32% 6/19/26	1,780,000	1,767,278
μ1.66% 3/11/27	100,000	97,277
μ1.73% 7/22/27	235,000	226,505
μ1.90% 7/23/31	1,450,000	1,246,867
μ2.09% 6/14/29	204,000	188,635
μ2.57% 10/20/32	2,450,000	2,113,738
μ2.59% 4/29/31	1,083,000	972,739
μ2.68% 6/19/41	743,000	527,024
μ2.97% 2/4/33	3,510,000	3,077,534
μ3.59% 7/21/28	2,840,000	2,779,190
μ3.71% 4/24/28	260,000	255,590
μ3.97% 3/5/29	1,596,000	1,567,787
μ3.97% 2/7/30	890,000	866,007
μ4.08% 3/20/51	3,690,000	2,899,500
4.25% 10/22/26	2,600,000	2,591,744
μ4.33% 3/15/50	720,000	593,589
μ4.38% 4/27/28	360,000	358,510
4.45% 3/3/26	3,890,000	3,883,695
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
5.00% 1/21/44	1,660,000	$1,555,010
μ5.08% 1/20/27	313,000	314,124
μ5.20% 4/25/29	590,000	599,409
μ5.82% 9/15/29	710,000	735,789
μ5.87% 9/15/34	420,000	438,291
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	198,139
5.60% 3/20/30	3,300,000	3,379,200
6.25% 9/16/26	287,000	288,982
μBank of Montreal 4.64% 9/10/30	692,000	688,267
μBank of New York Mellon Corp. 6.47% 10/25/34	980,000	1,070,449
Bank of Nova Scotia
1.30% 6/11/25	650,000	645,846
3.45% 4/11/25	1,610,000	1,609,408
4.85% 2/1/30	390,000	392,250
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	234,640
4.94% 1/26/26	760,000	762,753
5.54% 1/22/30	1,715,000	1,766,585
μBarclays PLC
2.89% 11/24/32	200,000	173,405
4.94% 9/10/30	2,115,000	2,108,254
4.97% 5/16/29	1,450,000	1,454,625
5.37% 2/25/31	935,000	945,352
5.79% 2/25/36	885,000	889,832
6.50% 9/13/27	750,000	768,265
BNP Paribas SA
μ1.32% 1/13/27	232,000	225,887
μ2.22% 6/9/26	1,113,000	1,107,496
μ3.13% 1/20/33	320,000	278,912
4.40% 8/14/28	1,360,000	1,343,340
μ5.13% 1/13/29	2,720,000	2,749,010
μ5.20% 1/10/30	960,000	969,531
μ5.28% 11/19/30	2,945,000	2,975,913
μ5.79% 1/13/33	1,290,000	1,318,971
BPCE SA
1.00% 1/20/26	305,000	296,737
μ1.65% 10/6/26	250,000	245,890
μ2.28% 1/20/32	250,000	211,476
μ5.72% 1/18/30	592,000	603,513
μ5.88% 1/14/31	900,000	921,688
μ5.94% 5/30/35	1,350,000	1,359,787
μ5.98% 1/18/27	250,000	252,236
μ6.29% 1/14/36	1,175,000	1,214,740
μ6.71% 10/19/29	1,500,000	1,579,783
μ7.00% 10/19/34	975,000	1,061,707
μCaixaBank SA
6.04% 6/15/35	2,135,000	2,205,691
6.68% 9/13/27	385,000	395,851
LVIP JPMorgan Core Bond Fund–16

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.
μ2.56% 5/1/32	625,000	$542,931
μ2.57% 6/3/31	3,210,000	2,858,584
μ2.90% 11/3/42	75,000	52,725
μ3.06% 1/25/33	221,000	193,750
μ3.11% 4/8/26	510,000	509,831
3.30% 4/27/25	3,100,000	3,096,474
μ3.52% 10/27/28	75,000	72,896
μ3.67% 7/24/28	605,000	591,832
μ3.79% 3/17/33	1,250,000	1,143,383
μ3.89% 1/10/28	200,000	197,533
μ4.08% 4/23/29	74,000	72,762
4.40% 6/10/25	78,000	77,984
4.45% 9/29/27	7,790,000	7,753,316
μ4.54% 9/19/30	1,664,000	1,641,560
4.65% 7/23/48	1,540,000	1,312,045
μ4.66% 5/24/28	300,000	300,380
μ4.91% 5/24/33	1,990,000	1,951,390
8.13% 7/15/39	50,000	62,027
Cooperatieve Rabobank UA
μ3.65% 4/6/28	600,000	588,264
μ3.76% 4/6/33	500,000	458,340
4.38% 8/4/25	2,740,000	2,733,124
μCredit Agricole SA
1.25% 1/26/27	400,000	389,034
1.91% 6/16/26	1,110,000	1,103,213
5.23% 1/9/29	824,000	832,923
5.34% 1/10/30	736,000	746,768
5.86% 1/9/36	2,515,000	2,572,966
6.32% 10/3/29	425,000	444,231
μDanske Bank AS
4.61% 10/2/30	1,054,000	1,039,574
5.02% 3/4/31	1,425,000	1,428,194
5.71% 3/1/30	970,000	997,994
Deutsche Bank AG
μ2.13% 11/24/26	205,000	201,318
μ2.55% 1/7/28	350,000	336,630
μ5.00% 9/11/30	520,000	517,523
μ5.37% 1/10/29	4,145,000	4,190,778
μ5.40% 9/11/35	535,000	521,597
5.41% 5/10/29	985,000	1,011,208
μ5.71% 2/8/28	546,000	554,289
μ6.72% 1/18/29	795,000	832,008
μ6.82% 11/20/29	1,540,000	1,633,050
μDNB Bank ASA 1.61% 3/30/28	325,000	306,969
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	200,000	206,257
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	187,043
μ2.38% 7/21/32	95,000	81,367
2.60% 2/7/30	400,000	362,501
μ2.64% 2/24/28	301,000	290,532
μ2.65% 10/21/32	1,120,000	967,972
μ2.91% 7/21/42	580,000	409,687
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ3.21% 4/22/42	250,000	$184,350
3.50% 4/1/25	470,000	470,000
μ3.62% 3/15/28	270,000	264,990
μ3.69% 6/5/28	3,022,000	2,964,263
μ3.81% 4/23/29	45,000	43,933
μ4.02% 10/31/38	400,000	343,513
μ4.22% 5/1/29	1,780,000	1,755,445
4.25% 10/21/25	1,695,000	1,690,642
μ4.41% 4/23/39	215,000	191,296
4.75% 10/21/45	810,000	715,381
μ5.33% 7/23/35	1,345,000	1,338,293
μ5.80% 8/10/26	330,000	331,338
6.25% 2/1/41	1,260,000	1,328,786
μ6.48% 10/24/29	1,330,000	1,404,892
μHSBC Holdings PLC
2.21% 8/17/29	200,000	183,264
2.36% 8/18/31	300,000	261,348
3.97% 5/22/30	1,740,000	1,674,503
4.04% 3/13/28	2,010,000	1,984,839
5.13% 3/3/31	845,000	847,612
5.29% 11/19/30	2,090,000	2,111,651
6.33% 3/9/44	200,000	213,093
μHuntington Bancshares, Inc. 5.27% 1/15/31	780,000	788,300
ING Groep NV 3.95% 3/29/27	200,000	197,692
μKBC Group NV
4.93% 10/16/30	670,000	670,259
6.32% 9/21/34	520,000	550,429
μKeyCorp
4.79% 6/1/33	55,000	52,741
5.12% 4/4/31	1,465,000	1,471,432
Lloyds Banking Group PLC
μ1.63% 5/11/27	245,000	236,976
4.58% 12/10/25	200,000	199,615
μ5.46% 1/5/28	1,180,000	1,195,076
μ5.68% 1/5/35	1,285,000	1,299,734
μ5.72% 6/5/30	1,000,000	1,030,027
μMacquarie Group Ltd. 1.34% 1/12/27	210,000	204,682
Mitsubishi UFJ Financial Group, Inc.
μ1.54% 7/20/27	220,000	211,672
2.05% 7/17/30	340,000	295,887
μ3.84% 4/17/26	570,000	569,735
μ4.08% 4/19/28	590,000	584,451
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	245,418
2.87% 9/13/30	220,000	202,674
5.74% 5/27/31	400,000	414,637
Morgan Stanley
μ1.79% 2/13/32	280,000	234,603
μ2.19% 4/28/26	2,230,000	2,225,590
μ2.48% 1/21/28	39,000	37,610
LVIP JPMorgan Core Bond Fund–17

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ2.70% 1/22/31	1,740,000	$1,576,340
μ3.22% 4/22/42	265,000	198,454
μ3.62% 4/1/31	3,530,000	3,333,065
μ3.77% 1/24/29	1,326,000	1,296,999
4.30% 1/27/45	85,000	71,520
4.35% 9/8/26	20,000	19,919
μ4.43% 1/23/30	209,000	206,354
μ5.04% 7/19/30	870,000	877,269
μ5.12% 2/1/29	155,000	157,124
μ5.16% 4/20/29	490,000	496,642
μ5.17% 1/16/30	100,000	101,326
μ5.32% 7/19/35	1,180,000	1,180,122
μ5.42% 7/21/34	120,000	121,398
μ5.45% 7/20/29	175,000	178,987
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	285,897
NatWest Group PLC
4.80% 4/5/26	283,000	283,856
μ4.89% 5/18/29	1,660,000	1,663,101
μ5.08% 1/27/30	215,000	216,335
μ5.78% 3/1/35	4,150,000	4,232,896
μ5.81% 9/13/29	440,000	454,058
μ5.85% 3/2/27	830,000	838,688
NatWest Markets PLC 5.41% 5/17/29	345,000	353,205
Nordea Bank Abp 5.38% 9/22/27	200,000	203,737
μNorthern Trust Corp. 3.38% 5/8/32	29,000	28,013
μPNC Financial Services Group, Inc.
4.81% 10/21/32	1,030,000	1,018,938
5.07% 1/24/34	361,000	357,378
Royal Bank of Canada
1.15% 6/10/25	620,000	615,933
3.88% 5/4/32	1,930,000	1,810,386
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,500,396
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	211,935
4.86% 9/11/30	2,415,000	2,391,932
5.69% 4/15/31	3,015,000	3,077,645
6.53% 1/10/29	470,000	488,657
6.83% 11/21/26	434,000	439,428
Skandinaviska Enskilda Banken AB 5.38% 3/5/29	1,630,000	1,667,215
Societe Generale SA
μ1.49% 12/14/26	260,000	253,997
μ1.79% 6/9/27	215,000	207,480
μ2.89% 6/9/32	500,000	430,600
5.25% 2/19/27	1,208,000	1,217,058
μ5.63% 1/19/30	1,811,000	1,842,381
μ6.10% 4/13/33	4,045,000	4,142,947
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μStandard Chartered PLC
1.46% 1/14/27	245,000	$238,875
5.01% 10/15/30	795,000	793,674
5.69% 5/14/28	1,055,000	1,073,138
5.91% 5/14/35	3,213,000	3,291,205
6.19% 7/6/27	225,000	228,876
μState Street Corp. 4.82% 1/26/34	200,000	196,541
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	24,453
3.04% 7/16/29	345,000	322,655
5.24% 4/15/30	400,000	407,870
5.71% 1/13/30	370,000	384,633
5.72% 9/14/28	510,000	528,261
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	391,892
Toronto-Dominion Bank
1.15% 6/12/25	620,000	615,753
4.46% 6/8/32	1,180,000	1,139,250
5.16% 1/10/28	240,000	244,068
5.30% 1/30/32	1,280,000	1,301,756
5.52% 7/17/28	110,000	113,096
μTruist Financial Corp.
5.71% 1/24/35	800,000	816,813
6.05% 6/8/27	2,000,000	2,033,295
7.16% 10/30/29	1,420,000	1,529,035
μU.S. Bancorp
2.22% 1/27/28	130,000	124,774
5.42% 2/12/36	1,745,000	1,755,477
5.78% 6/12/29	840,000	866,326
5.84% 6/12/34	330,000	340,531
UBS AG
4.50% 6/26/48	200,000	170,878
5.00% 7/9/27	1,560,000	1,577,960
7.50% 2/15/28	2,620,000	2,821,407
UBS Group AG
μ1.31% 2/2/27	270,000	262,547
μ2.19% 6/5/26	250,000	248,826
μ2.75% 2/11/33	440,000	376,673
μ3.09% 5/14/32	840,000	747,778
μ3.87% 1/12/29	250,000	244,192
4.13% 4/15/26	890,000	886,478
μ4.19% 4/1/31	1,280,000	1,233,984
μ4.49% 5/12/26	350,000	349,877
4.55% 4/17/26	870,000	870,396
μ4.75% 5/12/28	1,320,000	1,320,737
μ9.02% 11/15/33	390,000	476,578
μUniCredit SpA 1.98% 6/3/27	200,000	193,265
Wells Fargo & Co.
μ2.19% 4/30/26	2,160,000	2,155,491
μ2.39% 6/2/28	750,000	715,810
μ2.88% 10/30/30	1,390,000	1,281,071
3.00% 10/23/26	1,060,000	1,036,562
μ3.35% 3/2/33	1,070,000	960,028
LVIP JPMorgan Core Bond Fund–18

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.15% 1/24/29	1,290,000	$1,271,837
4.30% 7/22/27	670,000	667,227
μ4.48% 4/4/31	1,230,000	1,208,987
μ5.01% 4/4/51	7,300,000	6,570,683
μ5.56% 7/25/34	310,000	315,450
μ5.57% 7/25/29	870,000	893,654
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	565,102
		251,859,906
Beverages–0.10%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	1,612,039
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	175,257
Constellation Brands, Inc.
2.25% 8/1/31	100,000	84,734
2.88% 5/1/30	420,000	381,004
4.35% 5/9/27	490,000	487,998
4.50% 5/9/47	65,000	53,278
4.75% 5/9/32	20,000	19,519
5.25% 11/15/48	25,000	22,884
		2,836,713
Biotechnology–0.20%
Amgen, Inc.
1.65% 8/15/28	120,000	109,668
3.15% 2/21/40	1,960,000	1,497,759
4.66% 6/15/51	300,000	256,322
5.60% 3/2/43	390,000	386,578
Baxalta, Inc. 5.25% 6/23/45	3,000	2,840
Gilead Sciences, Inc.
2.60% 10/1/40	3,535,000	2,522,367
3.65% 3/1/26	160,000	158,800
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	392,247
Royalty Pharma PLC 1.20% 9/2/25	98,000	96,482
		5,423,063
Building Materials–0.04%
Carrier Global Corp. 3.58% 4/5/50	24,000	17,478
Lennox International, Inc. 1.35% 8/1/25	540,000	533,449
Martin Marietta Materials, Inc.
3.45% 6/1/27	52,000	50,810
3.50% 12/15/27	100,000	97,352
Masco Corp.
2.00% 10/1/30	90,000	77,459
6.50% 8/15/32	80,000	85,732
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	$152,781
		1,015,061
Chemicals–0.12%
Albemarle Corp. 5.45% 12/1/44	50,000	45,013
Dow Chemical Co.
4.55% 11/30/25	14,000	13,974
5.95% 3/15/55	1,400,000	1,354,759
DuPont de Nemours, Inc. 5.32% 11/15/38	361,000	372,263
LYB International Finance III LLC
1.25% 10/1/25	79,000	77,622
3.63% 4/1/51	245,000	164,222
Nutrien Ltd.
4.00% 12/15/26	70,000	69,413
4.13% 3/15/35	90,000	80,971
4.20% 4/1/29	25,000	24,511
5.00% 4/1/49	40,000	35,470
OCP SA 4.50% 10/22/25	960,000	955,171
Union Carbide Corp. 7.75% 10/1/96	75,000	91,536
		3,284,925
Commercial Services–0.31%
DP World Ltd.
4.70% 9/30/49	1,030,000	881,474
5.63% 9/25/48	3,080,000	2,945,909
Element Fleet Management Corp.
5.04% 3/25/30	1,825,000	1,825,406
6.27% 6/26/26	235,000	239,232
6.32% 12/4/28	990,000	1,041,032
ERAC USA Finance LLC
5.63% 3/15/42	12,000	12,080
7.00% 10/15/37	160,000	182,447
Ford Foundation 2.82% 6/1/70	90,000	51,076
Global Payments, Inc.
2.90% 5/15/30	48,000	43,518
2.90% 11/15/31	92,000	80,594
3.20% 8/15/29	236,000	220,952
5.30% 8/15/29	91,000	92,396
Pepperdine University 3.30% 12/1/59	110,000	71,909
Quanta Services, Inc.
2.35% 1/15/32	270,000	226,770
2.90% 10/1/30	360,000	324,059
S&P Global, Inc. 2.90% 3/1/32	193,000	172,089
University of Miami 4.06% 4/1/52	120,000	95,907
LVIP JPMorgan Core Bond Fund–19

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
University of Southern California 3.23% 10/1/20	110,000	$63,395
		8,570,245
Computers–0.36%
Accenture Capital, Inc.
4.25% 10/4/31	990,000	971,958
4.50% 10/4/34	670,000	647,396
Apple, Inc.
2.70% 8/5/51	965,000	608,038
3.45% 2/9/45	82,000	63,578
3.75% 9/12/47	140,000	111,269
CGI, Inc. 2.30% 9/14/31	370,000	315,039
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	293,133
5.25% 2/1/28	287,000	292,211
5.30% 4/1/32	3,180,000	3,200,398
6.02% 6/15/26	128,000	129,653
Hewlett Packard Enterprise Co. 5.00% 10/15/34	1,820,000	1,773,128
Leidos, Inc.
2.30% 2/15/31	1,370,000	1,177,719
5.75% 3/15/33	150,000	153,793
		9,737,313
Cosmetics & Personal Care–0.11%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	578,238
3.38% 3/24/29	850,000	812,241
3.63% 3/24/32	640,000	589,267
Kenvue, Inc. 4.90% 3/22/33	930,000	931,497
		2,911,243
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	68,757
		68,757
Diversified Financial Services–1.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,520,000	1,468,916
3.00% 10/29/28	2,670,000	2,509,027
3.30% 1/30/32	1,535,000	1,359,939
6.10% 1/15/27	440,000	449,896
Aircastle Ltd./Aircastle Ireland DAC 5.25% 3/15/30	1,080,000	1,076,472
μAmerican Express Co.
5.10% 2/16/28	1,300,000	1,315,537
5.44% 1/30/36	1,275,000	1,288,701
Aviation Capital Group LLC 5.13% 4/10/30	1,120,000	1,113,854
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	$156,218
2.53% 11/18/27	1,301,000	1,217,899
4.25% 4/15/26	245,000	243,626
4.38% 5/1/26	1,525,000	1,516,141
4.95% 1/15/28	1,140,000	1,135,219
5.15% 1/15/30	1,750,000	1,735,069
5.38% 5/30/30	1,150,000	1,151,563
5.50% 1/15/26	8,395,000	8,429,802
5.75% 3/1/29	1,053,000	1,072,411
5.75% 11/15/29	1,735,000	1,768,748
6.38% 5/4/28	1,960,000	2,028,304
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	17,766
Capital One Financial Corp.
μ1.88% 11/2/27	74,000	70,786
μ2.62% 11/2/32	235,000	200,289
4.20% 10/29/25	40,000	39,843
μ4.99% 7/24/26	120,000	120,032
μ5.70% 2/1/30	990,000	1,011,287
Intercontinental Exchange, Inc.
4.25% 9/21/48	230,000	189,932
4.60% 3/15/33	270,000	264,637
Jefferies Financial Group, Inc. 6.45% 6/8/27	81,000	83,884
LSEGA Financing PLC 2.00% 4/6/28	475,000	441,773
Macquarie Airfinance Holdings Ltd.
5.15% 3/17/30	1,995,000	1,967,077
5.20% 3/27/28	1,865,000	1,866,247
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	216,695
Nasdaq, Inc. 5.55% 2/15/34	109,000	111,783
Nomura Holdings, Inc.
2.68% 7/16/30	200,000	178,314
6.07% 7/12/28	800,000	830,201
Nuveen LLC 4.00% 11/1/28	160,000	157,191
OneSky Loan Trust 3.88% 1/15/31	556,820	528,900
		39,333,979
Electric–2.34%
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	23,437
AES Corp. 5.80% 3/15/32	1,600,000	1,616,731
Alabama Power Co. 6.13% 5/15/38	62,000	66,769
Ameren Illinois Co. 3.25% 3/15/50	185,000	126,680
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	230,879
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	206,126
LVIP JPMorgan Core Bond Fund–20

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	$68,786
5.40% 6/1/53	385,000	366,205
5.65% 6/1/54	850,000	834,233
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	127,530
3.95% 3/1/48	10,000	7,856
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	221,868
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	312,837
4.55% 11/15/30	65,000	63,450
CMS Energy Corp. 2.95% 2/15/27	47,000	45,617
Comision Federal de Electricidad 3.88% 7/26/33	690,000	568,280
Commonwealth Edison Co. 3.65% 6/15/46	30,000	22,503
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	236,455
3.95% 4/1/50	200,000	154,732
4.50% 5/15/58	54,000	43,859
5.70% 6/15/40	38,000	38,655
Constellation Energy Generation LLC
3.25% 6/1/25	250,000	249,223
5.60% 6/15/42	2,500,000	2,418,780
5.75% 10/1/41	1,144,000	1,126,627
5.80% 3/1/33	66,000	68,349
6.25% 10/1/39	100,000	104,945
6.50% 10/1/53	330,000	345,978
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	40,975
DTE Electric Co.
3.65% 3/1/52	226,000	166,845
5.40% 4/1/53	185,000	181,174
DTE Electric Securitization Funding II LLC 6.09% 9/1/38	950,000	1,033,141
DTE Energy Co. 4.88% 6/1/28	350,000	352,137
Duke Energy Corp.
2.65% 9/1/26	100,000	97,369
3.15% 8/15/27	240,000	232,787
5.80% 6/15/54	1,500,000	1,467,665
6.10% 9/15/53	880,000	894,859
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	34,409
Duke Energy Progress LLC 3.70% 10/15/46	54,000	40,528
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	185,030
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duquesne Light Holdings, Inc. (continued)
3.62% 8/1/27	160,000	$155,422
Electricite de France SA 5.95% 4/22/34	960,000	995,402
Emera U.S. Finance LP 4.75% 6/15/46	130,000	107,172
Entergy Corp. 2.95% 9/1/26	21,000	20,528
Entergy Louisiana LLC
2.40% 10/1/26	59,000	57,384
2.90% 3/15/51	130,000	80,297
3.05% 6/1/31	38,000	34,524
4.00% 3/15/33	40,000	37,237
5.80% 3/15/55	2,355,000	2,343,601
Entergy Mississippi LLC 3.85% 6/1/49	135,000	100,741
Entergy Texas, Inc. 5.80% 9/1/53	100,000	99,914
Evergy Metro, Inc. 4.20% 3/15/48	50,000	40,091
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,476,766	1,473,448
Evergy, Inc. 2.90% 9/15/29	170,000	157,062
Eversource Energy 3.38% 3/1/32	310,000	277,795
Exelon Corp. 5.30% 3/15/33	300,000	304,064
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,535,593
FirstEnergy Corp.
1.60% 1/15/26	250,000	243,680
3.90% 7/15/27	1,610,000	1,583,072
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	18,317
Florida Power & Light Co.
5.30% 4/1/53	210,000	202,191
5.40% 9/1/35	50,000	50,614
5.80% 3/15/65	880,000	900,452
Fortis, Inc. 3.06% 10/4/26	124,000	121,148
ITC Holdings Corp. 2.95% 5/14/30	100,000	91,224
Jersey Central Power & Light Co.
4.30% 1/15/26	40,000	39,825
5.10% 1/15/35	430,000	425,111
6.15% 6/1/37	30,000	31,798
Massachusetts Electric Co. 4.00% 8/15/46	56,000	44,296
MidAmerican Energy Co.
3.65% 4/15/29	820,000	795,065
5.85% 9/15/54	220,000	226,004
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	660,000	652,125
LVIP JPMorgan Core Bond Fund–21

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Monongahela Power Co. 5.85% 2/15/34	140,000	$144,472
Nevada Power Co.
3.70% 5/1/29	100,000	97,185
6.00% 3/15/54	160,000	163,258
New England Power Co. 3.80% 12/5/47	45,000	33,970
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	48,969
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	26,483
5.25% 2/28/53	170,000	156,214
5.55% 3/15/54	2,200,000	2,103,432
5.75% 9/1/25	610,000	612,483
Niagara Mohawk Power Corp. 1.96% 6/27/30	250,000	216,139
NRG Energy, Inc.
2.00% 12/2/25	185,000	181,153
2.45% 12/2/27	210,000	196,964
4.45% 6/15/29	110,000	106,816
Ohio Power Co. 5.00% 6/1/33	345,000	340,339
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	141,312
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	131,322
2.50% 2/1/31	360,000	309,458
2.95% 3/1/26	595,000	584,409
3.30% 8/1/40	720,000	529,457
3.45% 7/1/25	145,000	144,421
3.50% 8/1/50	180,000	119,646
3.75% 8/15/42	33,000	24,519
4.00% 12/1/46	230,000	169,506
4.30% 3/15/45	55,000	43,043
5.70% 3/1/35	3,045,000	3,045,281
5.80% 5/15/34	2,890,000	2,918,180
6.40% 6/15/33	488,000	510,026
6.75% 1/15/53	15,000	15,665
PECO Energy Co. 2.80% 6/15/50	100,000	62,922
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	972,304
5.45% 5/21/28	490,000	494,868
6.15% 5/21/48	2,820,000	2,720,045
PG&E Recovery Funding LLC
5.23% 6/1/42	1,570,000	1,565,442
5.53% 6/1/51	1,865,000	1,862,142
5.54% 7/15/49	245,000	245,160
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	151,147
5.10% 6/1/54	205,000	191,983
5.21% 12/1/49	110,000	105,138
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Potomac Electric Power Co. 6.50% 11/15/37	75,000	$83,974
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	215,246
Public Service Co. of Oklahoma
5.20% 1/15/35	310,000	306,210
5.25% 1/15/33	280,000	280,603
6.63% 11/15/37	175,000	189,683
Public Service Electric & Gas Co.
3.00% 3/1/51	1,785,000	1,167,791
5.38% 11/1/39	28,000	28,495
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	878,733
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	69,984
SCE Recovery Funding LLC
4.70% 6/15/42	244,474	237,317
5.11% 12/14/49	110,000	101,821
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	292,617
Sigeco Securitization I LLC 5.03% 11/15/38	236,812	236,645
Southern California Edison Co.
3.65% 3/1/28	80,000	77,464
4.05% 3/15/42	100,000	78,661
5.55% 1/15/36	80,000	78,498
5.70% 3/1/53	115,000	107,466
5.75% 4/15/54	1,500,000	1,409,748
5.88% 12/1/53	290,000	278,193
5.90% 3/1/55	735,000	707,761
Southern Co. 5.20% 6/15/33	1,620,000	1,623,801
Southern Power Co. 5.15% 9/15/41	50,000	47,117
Tampa Electric Co. 4.45% 6/15/49	100,000	83,167
Toledo Edison Co. 6.15% 5/15/37	50,000	53,948
Union Electric Co.
5.20% 4/1/34	1,580,000	1,590,166
5.45% 3/15/53	250,000	241,585
Virginia Electric & Power Co.
5.65% 3/15/55	2,800,000	2,750,719
6.35% 11/30/37	70,000	75,470
Vistra Operations Co. LLC
5.70% 12/30/34	425,000	422,782
6.00% 4/15/34	817,000	825,622
WEC Energy Group, Inc.
3.55% 6/15/25	11,000	10,964
5.60% 9/12/26	155,000	157,250
		63,864,280
LVIP JPMorgan Core Bond Fund–22

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment–0.03%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	$703,225
		703,225
Electronics–0.04%
Honeywell International, Inc. 5.25% 3/1/54	1,160,000	1,104,098
		1,104,098
Engineering & Construction–0.01%
Sydney Airport Finance Co. Pty. Ltd. 3.38% 4/30/25	360,000	359,597
		359,597
Food–0.31%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	217,302
5.38% 1/9/36	200,000	196,811
6.05% 1/15/29	200,000	207,614
Campbell's Co. 3.13% 4/24/50	47,000	30,832
Conagra Brands, Inc. 5.30% 11/1/38	35,000	33,304
J.M. Smucker Co.
6.20% 11/15/33	525,000	559,044
6.50% 11/15/53	445,000	481,471
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75% 3/15/34	381,000	411,314
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38% 2/25/55	1,225,000	1,251,791
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	125,057
4.63% 10/1/39	200,000	181,341
Kroger Co.
2.20% 5/1/30	500,000	443,431
5.00% 9/15/34	460,000	449,541
5.40% 7/15/40	18,000	17,714
5.50% 9/15/54	350,000	330,145
Mars, Inc. 5.65% 5/1/45	2,310,000	2,315,027
McCormick & Co., Inc. 2.50% 4/15/30	342,000	307,192
Tyson Foods, Inc. 5.70% 3/15/34	880,000	901,714
		8,460,645
Gas–0.24%
APA Infrastructure Ltd.
4.25% 7/15/27	73,000	72,398
5.13% 9/16/34	1,752,000	1,708,844
Atmos Energy Corp.
4.13% 10/15/44	50,000	41,446
4.13% 3/15/49	155,000	123,284
5.00% 12/15/54	943,000	852,600
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Atmos Energy Corp. (continued)
5.90% 11/15/33	1,000,000	$1,058,285
Boston Gas Co. 4.49% 2/15/42	22,000	18,605
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	62,660
NiSource, Inc.
1.70% 2/15/31	190,000	159,011
2.95% 9/1/29	85,000	79,026
5.20% 7/1/29	1,100,000	1,120,322
ONE Gas, Inc. 2.00% 5/15/30	200,000	176,748
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	191,603
Southern California Gas Co.
2.55% 2/1/30	195,000	176,891
6.35% 11/15/52	200,000	214,036
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	16,756
3.95% 10/1/46	21,000	16,133
4.40% 6/1/43	42,000	35,683
5.75% 9/15/33	220,000	227,021
5.88% 3/15/41	96,000	97,351
Southwest Gas Corp. 3.80% 9/29/46	44,000	32,868
		6,481,571
Health Care Products–0.17%
Abbott Laboratories 4.75% 11/30/36	620,000	610,264
Boston Scientific Corp. 4.55% 3/1/39	49,000	45,837
DH Europe Finance II SARL 3.25% 11/15/39	184,000	145,988
Medtronic, Inc. 4.63% 3/15/45	100,000	89,748
Solventum Corp. 5.60% 3/23/34	1,410,000	1,429,267
Thermo Fisher Scientific, Inc. 2.00% 10/15/31	330,000	282,216
Zimmer Biomet Holdings, Inc. 5.50% 2/19/35	2,065,000	2,101,466
		4,704,786
Health Care Services–0.71%
Ascension Health 2.53% 11/15/29	190,000	174,663
Children's Hospital 2.93% 7/15/50	180,000	115,456
Cigna Group
4.50% 2/25/26	83,000	82,968
4.90% 12/15/48	700,000	609,642
CommonSpirit Health
1.55% 10/1/25	145,000	142,706
2.78% 10/1/30	145,000	130,392
3.91% 10/1/50	140,000	103,350
LVIP JPMorgan Core Bond Fund–23

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Elevance Health, Inc.
3.65% 12/1/27	330,000	$323,616
4.10% 3/1/28	55,000	54,410
4.10% 5/15/32	600,000	568,756
4.55% 5/15/52	490,000	402,902
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	274,853
2.88% 9/1/50	230,000	148,064
HCA, Inc.
5.13% 6/15/39	125,000	116,024
5.25% 3/1/30	1,635,000	1,654,398
5.45% 9/15/34	1,980,000	1,962,808
5.50% 6/15/47	245,000	225,616
5.75% 3/1/35	1,770,000	1,785,931
5.95% 9/15/54	550,000	528,309
6.10% 4/1/64	2,435,000	2,352,904
Humana, Inc.
3.13% 8/15/29	840,000	781,919
3.70% 3/23/29	1,320,000	1,264,677
3.95% 3/15/27	930,000	917,223
4.50% 4/1/25	110,000	110,000
Memorial Health Services 3.45% 11/1/49	245,000	177,264
Mount Sinai Hospital 3.98% 7/1/48	83,000	61,025
MyMichigan Health 3.41% 6/1/50	80,000	56,536
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	541,946
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,814
Roche Holdings, Inc. 2.61% 12/13/51	970,000	586,512
Sutter Health 5.55% 8/15/53	400,000	403,270
Texas Health Resources 2.33% 11/15/50	140,000	80,179
UnitedHealth Group, Inc.
2.30% 5/15/31	120,000	105,013
2.90% 5/15/50	380,000	239,538
3.13% 5/15/60	80,000	48,490
3.25% 5/15/51	140,000	93,580
3.70% 8/15/49	1,770,000	1,301,050
3.88% 8/15/59	490,000	351,116
5.05% 4/15/53	320,000	289,783
5.88% 2/15/53	140,000	141,996
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	116,914
		19,442,613
Housewares–0.01%
Newell Brands, Inc. 5.70% 4/1/26	219,000	218,732
		218,732
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.60%
Aon North America, Inc.
5.45% 3/1/34	1,690,000	$1,720,795
5.75% 3/1/54	1,530,000	1,508,894
Athene Global Funding
1.45% 1/8/26	370,000	361,151
2.95% 11/12/26	515,000	501,377
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	161,653
4.25% 1/15/49	910,000	770,454
4.30% 5/15/43	62,000	54,890
Brown & Brown, Inc. 2.38% 3/15/31	460,000	394,881
Chubb INA Holdings LLC 3.35% 5/3/26	450,000	445,147
CNO Global Funding 5.88% 6/4/27	2,350,000	2,410,397
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	181,758
3.85% 4/5/29	130,000	125,694
Corebridge Global Funding 5.90% 9/19/28	270,000	280,774
F&G Annuities & Life, Inc. 6.50% 6/4/29	625,000	636,199
F&G Global Funding
1.75% 6/30/26	185,000	178,348
5.88% 6/10/27	1,100,000	1,122,322
Guardian Life Global Funding 1.10% 6/23/25	240,000	238,071
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	17,935
Hartford Insurance Group, Inc. 4.30% 4/15/43	70,000	59,849
Jackson National Life Global Funding 3.88% 6/11/25	87,000	86,831
MetLife, Inc.
4.13% 8/13/42	28,000	23,544
6.40% 12/15/66	1,220,000	1,237,394
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	253,376
New York Life Global Funding 2.35% 7/14/26	65,000	63,454
New York Life Insurance Co. 4.45% 5/15/69	105,000	81,944
Northwestern Mutual Global Funding 1.70% 6/1/28	195,000	179,542
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	107,147
Pine Street Trust III 6.22% 5/15/54	1,000,000	1,023,874
Principal Financial Group, Inc.
3.70% 5/15/29	30,000	29,021
4.11% 2/15/28	825,000	810,760
LVIP JPMorgan Core Bond Fund–24

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial, Inc. 3.91% 12/7/47	61,000	$47,012
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,117,225
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	40,613
		16,272,326
Internet–0.40%
Amazon.com, Inc.
2.10% 5/12/31	750,000	653,757
2.50% 6/3/50	5,570,000	3,369,474
3.15% 8/22/27	1,030,000	1,007,208
3.30% 4/13/27	210,000	206,474
3.95% 4/13/52	390,000	310,790
4.05% 8/22/47	460,000	382,597
4.25% 8/22/57	150,000	123,480
4.95% 12/5/44	480,000	465,943
Meta Platforms, Inc. 5.40% 8/15/54	1,330,000	1,303,142
Prosus NV
3.68% 1/21/30	600,000	554,314
4.03% 8/3/50	2,720,000	1,828,075
Uber Technologies, Inc. 4.80% 9/15/34	615,000	597,294
		10,802,548
Iron & Steel–0.03%
Reliance, Inc. 1.30% 8/15/25	600,000	591,921
Steel Dynamics, Inc. 1.65% 10/15/27	126,000	117,203
		709,124
Machinery Diversified–0.03%
nVent Finance SARL 4.55% 4/15/28	75,000	74,532
Otis Worldwide Corp.
2.06% 4/5/25	300,000	299,830
2.57% 2/15/30	280,000	253,418
Xylem, Inc. 2.25% 1/30/31	110,000	96,176
		723,956
Media–0.66%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	324,932
4.80% 3/1/50	980,000	738,855
5.13% 7/1/49	1,160,000	920,686
5.38% 4/1/38	1,308,000	1,179,157
5.50% 4/1/63	480,000	385,461
Comcast Corp.
2.80% 1/15/51	930,000	560,586
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
2.89% 11/1/51	1,196,000	$729,407
2.94% 11/1/56	481,000	282,612
2.99% 11/1/63	206,000	117,116
3.15% 3/1/26	840,000	830,045
3.40% 4/1/30	570,000	539,395
3.45% 2/1/50	400,000	276,890
3.95% 10/15/25	1,690,000	1,686,040
4.00% 3/1/48	110,000	85,179
4.00% 11/1/49	152,000	116,611
4.15% 10/15/28	2,320,000	2,294,700
4.25% 1/15/33	167,000	158,768
Cox Communications, Inc.
2.95% 10/1/50	180,000	103,209
3.35% 9/15/26	67,000	65,807
=Identity Digital Cap LLC 6.79% 3/20/65	5,400,000	5,400,000
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	102,727
Time Warner Cable LLC
5.50% 9/1/41	100,000	86,735
6.55% 5/1/37	250,000	247,980
7.30% 7/1/38	430,000	451,425
Walt Disney Co. 6.65% 11/15/37	350,000	397,255
		18,081,578
Mining–0.38%
Anglo American Capital PLC 4.75% 4/10/27	430,000	430,184
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,064,058
BHP Billiton Finance USA Ltd.
5.00% 9/30/43	700,000	654,905
5.13% 2/21/32	1,130,000	1,142,149
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	896,522
Glencore Funding LLC
2.50% 9/1/30	750,000	659,993
4.00% 3/27/27	400,000	394,540
5.63% 4/4/34	1,020,000	1,024,275
Southern Copper Corp. 5.25% 11/8/42	4,420,000	4,087,418
		10,354,044
Miscellaneous Manufacturing–0.09%
Eaton Corp. 4.15% 11/2/42	780,000	669,129
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	26,220
Textron, Inc. 5.50% 5/15/35	1,800,000	1,805,039
		2,500,388
LVIP JPMorgan Core Bond Fund–25

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–1.11%
Aker BP ASA
5.13% 10/1/34	600,000	$572,585
5.80% 10/1/54	325,000	296,358
APA Corp. 6.00% 1/15/37	1,690,000	1,648,646
BP Capital Markets America, Inc.
2.77% 11/10/50	370,000	227,195
2.94% 6/4/51	345,000	217,678
3.00% 3/17/52	135,000	85,558
3.41% 2/11/26	150,000	148,698
4.81% 2/13/33	310,000	304,809
Chevron Corp.
2.00% 5/11/27	200,000	191,304
3.08% 5/11/50	460,000	312,639
Chevron USA, Inc. 3.85% 1/15/28	500,000	497,350
ConocoPhillips Co. 5.50% 1/15/55	1,395,000	1,348,166
Continental Resources, Inc.
4.38% 1/15/28	1,520,000	1,489,673
5.75% 1/15/31	20,000	20,154
Coterra Energy, Inc. 5.40% 2/15/35	1,165,000	1,146,540
Devon Energy Corp.
4.50% 1/15/30	640,000	628,619
4.75% 5/15/42	150,000	125,867
5.60% 7/15/41	940,000	877,112
5.85% 12/15/25	570,000	572,983
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,040,870
3.50% 12/1/29	1,400,000	1,324,155
Ecopetrol SA 5.88% 5/28/45	3,100,000	2,176,812
Eni USA, Inc. 7.30% 11/15/27	50,000	53,277
EQT Corp.
3.90% 10/1/27	45,000	44,195
7.00% 2/1/30	680,000	733,253
Exxon Mobil Corp.
3.00% 8/16/39	405,000	315,438
3.45% 4/15/51	570,000	407,626
4.33% 3/19/50	90,000	75,114
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	790,608
5.75% 4/19/47	2,050,000	1,787,961
Occidental Petroleum Corp.
3.00% 2/15/27	620,000	602,540
3.50% 8/15/29	380,000	353,522
4.10% 2/15/47	580,000	399,083
4.20% 3/15/48	160,000	114,166
4.30% 8/15/39	494,000	398,731
4.40% 4/15/46	290,000	217,440
4.50% 7/15/44	2,170,000	1,628,602
4.63% 6/15/45	890,000	676,321
5.55% 3/15/26	170,000	170,684
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Pertamina Persero PT 6.00% 5/3/42	1,360,000	$1,318,368
Pioneer Natural Resources Co.
1.13% 1/15/26	160,000	155,886
1.90% 8/15/30	920,000	799,629
2.15% 1/15/31	1,390,000	1,211,023
Shell Finance U.S., Inc.
2.38% 11/7/29	150,000	137,295
3.25% 4/6/50	1,890,000	1,304,552
Shell International Finance BV 2.88% 5/10/26	610,000	601,055
Suncor Energy, Inc.
5.95% 12/1/34	60,000	62,156
6.80% 5/15/38	79,000	85,343
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	255,173
3.13% 5/29/50	260,000	172,873
3.46% 7/12/49	145,000	103,649
		30,229,334
Oil & Gas Services–0.04%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.14% 11/7/29	180,000	169,444
Halliburton Co.
3.80% 11/15/25	20,000	19,922
4.85% 11/15/35	30,000	28,778
5.00% 11/15/45	220,000	197,941
6.70% 9/15/38	60,000	66,500
NOV, Inc. 3.60% 12/1/29	200,000	189,117
Schlumberger Holdings Corp. 3.90% 5/17/28	301,000	296,353
		968,055
Packaging & Containers–0.07%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	274,117
Packaging Corp. of America 4.05% 12/15/49	155,000	118,598
Smurfit Westrock Financing DAC 5.42% 1/15/35	1,505,000	1,511,552
WRKCo, Inc. 3.90% 6/1/28	35,000	34,169
		1,938,436
Pharmaceuticals–0.73%
AbbVie, Inc.
2.95% 11/21/26	530,000	518,802
3.60% 5/14/25	460,000	459,424
4.05% 11/21/39	510,000	447,245
4.25% 11/21/49	1,190,000	985,883
4.40% 11/6/42	370,000	326,674
LVIP JPMorgan Core Bond Fund–26

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.50% 5/14/35	100,000	$95,973
4.55% 3/15/35	60,000	57,924
4.85% 6/15/44	200,000	185,609
4.88% 11/14/48	110,000	100,827
5.05% 3/15/34	455,000	458,225
AstraZeneca PLC 6.45% 9/15/37	50,000	55,907
Becton Dickinson & Co.
4.67% 6/6/47	75,000	64,848
4.69% 12/15/44	340,000	297,358
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	119,476
3.20% 6/15/26	410,000	405,183
3.70% 3/15/52	714,000	526,777
4.13% 6/15/39	114,000	100,771
4.55% 2/20/48	707,000	610,337
5.55% 2/22/54	113,000	111,361
5.65% 2/22/64	1,030,000	1,009,177
Cencora, Inc.
5.13% 2/15/34	1,550,000	1,547,073
5.15% 2/15/35	2,185,000	2,184,766
CVS Health Corp.
1.88% 2/28/31	180,000	150,540
2.13% 9/15/31	590,000	491,694
3.63% 4/1/27	230,000	225,647
3.75% 4/1/30	740,000	698,343
4.30% 3/25/28	1,271,000	1,255,676
5.13% 7/20/45	840,000	732,347
5.25% 2/21/33	330,000	325,839
♦CVS Pass-Through Trust
4.70% 1/10/36	123,807	119,658
5.93% 1/10/34	55,865	56,260
7.51% 1/10/32	47,856	51,000
8.35% 7/10/31	47,877	52,231
Eli Lilly & Co. 4.95% 2/27/63	210,000	191,186
Johnson & Johnson 2.10% 9/1/40	1,390,000	958,320
Merck & Co., Inc.
2.75% 12/10/51	170,000	105,221
2.90% 12/10/61	245,000	142,931
4.00% 3/7/49	220,000	176,217
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	210,000	207,692
5.30% 5/19/53	515,000	488,979
Pfizer, Inc. 2.70% 5/28/50	760,000	469,639
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	545,000	406,610
3.18% 7/9/50	1,044,000	686,027
5.65% 7/5/44	386,000	385,439
Utah Acquisition Sub, Inc. 3.95% 6/15/26	127,000	125,296
Viatris, Inc. 2.30% 6/22/27	589,000	554,569
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis, Inc. 2.00% 5/15/30	170,000	$149,478
		19,876,459
Pipelines–1.17%
Boardwalk Pipelines LP 3.40% 2/15/31	170,000	154,901
Cameron LNG LLC 3.70% 1/15/39	188,000	156,978
Cheniere Energy, Inc. 5.65% 4/15/34	710,000	718,225
Columbia Pipelines Holding Co. LLC 5.10% 10/1/31	421,000	415,955
Columbia Pipelines Operating Co. LLC
5.44% 2/15/35	550,000	543,692
5.96% 2/15/55	555,000	537,917
6.04% 11/15/33	810,000	836,294
6.54% 11/15/53	1,230,000	1,290,912
Eastern Energy Gas Holdings LLC 6.20% 1/15/55	655,000	684,966
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	100,541
Enbridge, Inc.
5.63% 4/5/34	1,850,000	1,879,314
5.70% 3/8/33	260,000	266,849
Energy Transfer LP
3.75% 5/15/30	3,950,000	3,734,735
5.30% 4/1/44	50,000	44,847
5.40% 10/1/47	670,000	599,986
5.70% 4/1/35	2,000,000	2,014,794
6.00% 6/15/48	335,000	324,404
6.10% 2/15/42	60,000	59,893
6.25% 4/15/49	340,000	337,296
Enterprise Products Operating LLC
4.80% 2/1/49	190,000	166,554
6.65% 10/15/34	370,000	410,222
7.55% 4/15/38	206,000	245,807
Flex Intermediate Holdco LLC 4.32% 12/30/39	130,000	102,685
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	220,810	180,495
Gray Oak Pipeline LLC
2.60% 10/15/25	165,000	162,606
3.45% 10/15/27	372,000	358,621
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	413,793
Kinder Morgan, Inc.
5.00% 2/1/29	1,147,000	1,156,557
5.20% 6/1/33	315,000	312,158
5.20% 3/1/48	70,000	62,481
5.55% 6/1/45	550,000	515,521
MPLX LP
4.70% 4/15/48	550,000	450,078
5.50% 6/1/34	1,580,000	1,574,150
LVIP JPMorgan Core Bond Fund–27

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP (continued)
5.50% 2/15/49	870,000	$791,169
5.95% 4/1/55	315,000	303,549
NGPL PipeCo LLC 3.25% 7/15/31	1,015,000	888,835
ONEOK Partners LP 6.65% 10/1/36	15,000	16,186
ONEOK, Inc.
2.20% 9/15/25	250,000	247,140
4.75% 10/15/31	140,000	137,212
5.55% 11/1/26	320,000	324,247
5.80% 11/1/30	500,000	520,118
6.05% 9/1/33	1,030,000	1,072,428
6.63% 9/1/53	1,340,000	1,402,242
Plains All American Pipeline LP 5.95% 6/15/35	1,340,000	1,365,769
South Bow USA Infrastructure Holdings LLC
4.91% 9/1/27	335,000	335,139
5.03% 10/1/29	385,000	382,016
Targa Resources Corp. 5.50% 2/15/35	1,425,000	1,416,570
TransCanada PipeLines Ltd. 6.20% 10/15/37	70,000	72,442
Western Midstream Operating LP 4.05% 2/1/30	110,000	104,981
Williams Cos., Inc.
4.90% 1/15/45	360,000	316,750
5.60% 3/15/35	910,000	927,452
5.65% 3/15/33	200,000	204,944
6.00% 3/15/55	350,000	352,657
		31,996,073
Private Equity–0.00%
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	54,022
4.70% 9/20/47	9,000	7,648
4.85% 3/29/29	54,000	54,173
		115,843
Real Estate–0.03%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	79,000	77,557
Opendoor Property trust 4.07% 2/15/26	777,509	769,034
		846,591
Real Estate Investment Trusts–0.46%
Alexandria Real Estate Equities, Inc.
1.88% 2/1/33	140,000	110,323
2.00% 5/18/32	240,000	195,622
3.80% 4/15/26	23,000	22,806
4.00% 2/1/50	125,000	92,967
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Corp.
1.50% 1/31/28	325,000	$298,420
1.88% 10/15/30	275,000	235,235
2.10% 6/15/30	150,000	131,163
2.95% 1/15/51	85,000	53,674
3.10% 6/15/50	130,000	84,946
3.38% 10/15/26	44,000	43,208
3.70% 10/15/49	230,000	167,367
5.00% 1/31/30	1,355,000	1,366,081
American Tower Trust #1 3.65% 3/15/48	160,000	154,291
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	185,708
2.50% 8/16/31	105,000	90,195
COPT Defense Properties LP
2.25% 3/15/26	470,000	457,950
2.75% 4/15/31	326,000	282,461
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,668
5.80% 3/1/34	665,000	677,860
DOC Dr. LLC 2.63% 11/1/31	130,000	112,487
Equinix, Inc.
2.00% 5/15/28	463,000	428,573
2.90% 11/18/26	285,000	277,458
Essex Portfolio LP
1.65% 1/15/31	200,000	167,671
2.65% 3/15/32	145,000	124,046
5.50% 4/1/34	420,000	423,972
Extra Space Storage LP
2.20% 10/15/30	300,000	261,166
2.40% 10/15/31	125,000	106,358
4.00% 6/15/29	150,000	145,038
5.90% 1/15/31	1,060,000	1,104,098
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	41,781
Healthcare Realty Holdings LP
2.00% 3/15/31	160,000	134,656
3.10% 2/15/30	310,000	284,448
Healthpeak OP LLC
2.13% 12/1/28	330,000	301,416
3.00% 1/15/30	90,000	82,887
3.50% 7/15/29	132,000	125,232
Mid-America Apartments LP
1.70% 2/15/31	150,000	126,463
3.95% 3/15/29	230,000	224,179
NNN REIT, Inc.
3.60% 12/15/26	58,000	57,120
4.30% 10/15/28	150,000	147,812
5.50% 6/15/34	640,000	643,287
5.60% 10/15/33	150,000	152,070
Prologis LP
2.13% 10/15/50	150,000	80,027
2.88% 11/15/29	95,000	88,305
LVIP JPMorgan Core Bond Fund–28

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Public Storage Operating Co. 2.25% 11/9/31	131,000	$112,336
Realty Income Corp. 4.85% 3/15/30	280,000	280,978
Regency Centers LP 2.95% 9/15/29	215,000	200,336
Sabra Health Care LP 3.20% 12/1/31	210,000	182,372
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	343,972
UDR, Inc.
1.90% 3/15/33	240,000	188,205
2.10% 8/1/32	160,000	130,193
2.95% 9/1/26	28,000	27,397
3.00% 8/15/31	25,000	22,285
3.20% 1/15/30	150,000	139,878
Ventas Realty LP
3.25% 10/15/26	25,000	24,511
3.85% 4/1/27	49,000	48,328
4.13% 1/15/26	9,000	8,955
Welltower OP LLC
3.10% 1/15/30	85,000	78,959
6.50% 3/15/41	125,000	135,272
WP Carey, Inc.
2.25% 4/1/33	180,000	144,496
4.25% 10/1/26	245,000	243,645
		12,626,613
Retail–0.27%
AutoZone, Inc. 1.65% 1/15/31	180,000	151,385
Costco Wholesale Corp.
1.38% 6/20/27	930,000	876,537
1.75% 4/20/32	380,000	318,236
Home Depot, Inc.
2.50% 4/15/27	320,000	309,395
3.25% 4/15/32	1,690,000	1,541,620
3.30% 4/15/40	530,000	420,093
3.35% 4/15/50	680,000	478,820
3.63% 4/15/52	235,000	172,487
3.90% 6/15/47	90,000	71,356
McDonald's Corp.
4.20% 4/1/50	500,000	402,013
4.70% 12/9/35	60,000	58,151
4.88% 12/9/45	1,060,000	959,561
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	79,284
3.60% 9/1/27	49,000	47,985
Starbucks Corp.
4.80% 2/15/33	440,000	437,197
4.90% 2/15/31	850,000	860,015
Walmart, Inc. 1.80% 9/22/31	180,000	154,334
		7,338,469
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Savings & Loans–0.13%
μNationwide Building Society
2.97% 2/16/28	920,000	$890,750
3.96% 7/18/30	2,165,000	2,082,110
4.30% 3/8/29	525,000	517,667
		3,490,527
Semiconductors–0.44%
Analog Devices, Inc. 2.80% 10/1/41	227,000	164,318
Broadcom, Inc.
1.95% 2/15/28	592,000	550,672
3.14% 11/15/35	2,778,000	2,302,557
3.19% 11/15/36	400,000	328,318
4.15% 11/15/30	230,000	222,602
4.93% 5/15/37	650,000	624,964
5.05% 7/12/29	2,400,000	2,433,334
Intel Corp.
3.05% 8/12/51	800,000	470,372
3.10% 2/15/60	50,000	27,729
3.25% 11/15/49	800,000	501,919
3.73% 12/8/47	590,000	411,267
5.70% 2/10/53	100,000	91,920
KLA Corp.
3.30% 3/1/50	150,000	104,111
4.65% 7/15/32	520,000	516,380
Marvell Technology, Inc. 5.75% 2/15/29	380,000	391,632
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,191,141
3.70% 4/1/60	660,000	494,395
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50% 5/11/31	360,000	311,792
2.70% 5/1/25	190,000	189,664
3.25% 5/11/41	370,000	271,231
5.00% 1/15/33	140,000	137,843
Texas Instruments, Inc. 5.05% 5/18/63	276,000	252,944
		11,991,105
Software–0.44%
Cadence Design Systems, Inc. 4.70% 9/10/34	1,594,000	1,556,368
Fiserv, Inc.
3.20% 7/1/26	70,000	68,882
4.40% 7/1/49	65,000	53,566
Intuit, Inc.
5.20% 9/15/33	350,000	357,399
5.50% 9/15/53	110,000	109,370
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,390,671
2.92% 3/17/52	820,000	549,882
3.04% 3/17/62	40,000	26,080
3.45% 8/8/36	20,000	17,849
LVIP JPMorgan Core Bond Fund–29

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp.
1.65% 3/25/26	2,010,000	$1,953,774
2.88% 3/25/31	2,310,000	2,068,183
2.95% 4/1/30	120,000	110,244
3.60% 4/1/40	450,000	353,938
3.60% 4/1/50	220,000	152,849
4.00% 7/15/46	110,000	84,124
4.65% 5/6/30	540,000	538,711
4.90% 2/6/33	310,000	304,814
Roper Technologies, Inc.
1.40% 9/15/27	350,000	324,899
2.00% 6/30/30	160,000	139,752
Synopsys, Inc. 5.70% 4/1/55	1,400,000	1,390,078
VMware LLC
1.40% 8/15/26	404,000	386,896
4.65% 5/15/27	135,000	135,295
		12,073,624
Telecommunications–0.75%
AT&T, Inc.
1.65% 2/1/28	55,000	50,878
2.25% 2/1/32	1,460,000	1,231,401
2.30% 6/1/27	520,000	497,045
2.55% 12/1/33	1,090,000	893,642
2.75% 6/1/31	265,000	235,538
3.55% 9/15/55	226,000	153,161
3.65% 6/1/51	381,000	269,837
3.65% 9/15/59	160,000	107,909
3.80% 2/15/27	1,020,000	1,007,290
3.80% 12/1/57	200,000	140,404
Corning, Inc. 3.90% 11/15/49	284,000	214,382
Crown Castle Towers LLC 3.66% 5/15/45	60,000	59,861
Deutsche Telekom International Finance BV 4.88% 3/6/42	150,000	137,218
Telefonica Emisiones SA 5.21% 3/8/47	340,000	300,554
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	577,690
2.55% 2/15/31	420,000	370,266
3.00% 2/15/41	800,000	580,405
3.30% 2/15/51	190,000	126,832
3.50% 4/15/25	680,000	679,649
3.75% 4/15/27	130,000	128,118
3.88% 4/15/30	5,690,000	5,454,673
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,462
2.55% 3/21/31	1,280,000	1,127,857
2.65% 11/20/40	590,000	414,347
2.88% 11/20/50	180,000	112,085
3.40% 3/22/41	200,000	153,984
3.85% 11/1/42	680,000	543,894
4.00% 3/22/50	680,000	523,383
4.13% 8/15/46	480,000	384,674
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
4.40% 11/1/34	690,000	$651,714
4.50% 8/10/33	2,680,000	2,573,139
5.25% 3/16/37	430,000	426,984
Vodafone Group PLC
4.88% 6/19/49	255,000	217,471
5.63% 2/10/53	35,000	32,835
		20,387,582
Transportation–0.07%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	21,833
4.70% 9/1/45	35,000	31,494
5.15% 9/1/43	77,000	74,699
5.40% 6/1/41	126,000	124,793
5.50% 3/15/55	810,000	806,951
5.75% 5/1/40	85,000	88,412
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	172,902
CSX Corp.
3.35% 9/15/49	10,000	7,042
4.75% 11/15/48	108,000	96,168
5.50% 4/15/41	50,000	49,950
Norfolk Southern Corp.
3.95% 10/1/42	70,000	57,073
4.05% 8/15/52	40,000	31,170
Union Pacific Corp.
3.84% 3/20/60	270,000	196,012
4.10% 9/15/67	150,000	111,662
		1,870,161
Trucking & Leasing–0.02%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40% 11/15/26	25,000	24,482
5.25% 7/1/29	100,000	101,223
6.05% 8/1/28	310,000	321,764
		447,469
Water–0.01%
American Water Capital Corp.
3.45% 5/1/50	225,000	158,336
4.00% 12/1/46	52,000	40,698
		199,034
Total Corporate Bonds (Cost $682,040,250)		686,425,121
MUNICIPAL BONDS–0.02%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	30,730
LVIP JPMorgan Core Bond Fund–30

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Ohio State University Series B 4.80% 6/1/11	98,000	$84,645
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	136,829
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	278,034
Total Municipal Bonds (Cost $531,237)		530,238
NON-AGENCY ASSET-BACKED SECURITIES–9.49%
American Credit Acceptance Receivables Trust Series 2023-4 C 6.99% 9/12/30	3,816,000	3,883,490
American Homes 4 Rent Trust
Series 2015-SFR1 D 4.41% 4/17/52	380,000	379,093
Series 2015-SFR1 E 5.64% 4/17/52	100,000	99,752
Series 2015-SFR2 C 4.69% 10/17/52	200,000	199,388
AMSR Trust
Series 2020-SFR2 C 2.53% 7/17/37	1,000,000	991,683
Series 2020-SFR3 E2 2.76% 9/17/37	750,000	740,357
Series 2020-SFR4 C 1.86% 11/17/37	1,000,000	981,359
Series 2021-SFR1 D 2.60% 6/17/38	5,059,000	4,675,021
Series 2021-SFR4 E1 2.97% 12/17/38	2,335,274	2,241,167
Series 2021-SFR4 E2 3.01% 12/17/38	3,800,000	3,631,447
Series 2022-SFR3 E2 4.00% 10/17/39	1,000,000	942,310
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 5.80% (SOFR30A + 1.45%) 1/15/37	1,076,022	1,075,349
Avis Budget Rental Car Funding AESOP LLC
Series 2022-3A A 4.62% 2/20/27	750,000	749,298
Series 2024-1A A 5.36% 6/20/30	2,642,000	2,696,481
Bastion Funding I LLC Series 2023-1A A2 7.12% 4/25/38	1,977,044	1,983,568
Bedrock ABS I LLC 7.95% 12/27/37	725,748	747,375
BG Beta I Ltd. 6.28% 7/16/54	2,673,000	2,708,284
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	632,964	583,722
Bridge Trust
Series 2022-SFR1 C 4.45% 11/17/37	900,000	889,739
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Bridge Trust (continued)
Series 2024-SFR1 C 4.30% 8/17/40	875,000	$839,780
Series 2024-SFR1 D 4.30% 8/17/40	1,526,000	1,446,756
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 C 5.65% 4/16/29	2,341,000	2,366,954
Series 2024-3 C 5.70% 7/16/29	2,255,000	2,286,738
BXG Receivables Note Trust Series 2022-A C 5.35% 9/28/37	463,674	452,881
CarMax Auto Owner Trust Series 2023-4 A3 6.00% 7/17/28	480,000	488,214
CarMax Select Receivables Trust Series 2025-A C 5.46% 7/15/31	8,100,000	8,141,465
Cars Net Lease Mortgage Notes Series 2020-1A A3 3.10% 12/15/50	156,600	145,873
Carvana Auto Receivables Trust
Series 2023-N1 B 5.85% 11/10/27	3,840,000	3,851,071
Series 2023-P3 A3 5.82% 8/10/28	275,000	277,551
Series 2023-P4 A4 6.16% 9/10/29	631,000	655,223
Cascade MH Asset Trust Series 2021-MH1 A1 1.75% 2/25/46	638,444	566,371
φCFIN Issuer LLC Series 2022-RTL1 AA 4.75% 2/16/26	203,031	202,442
Continental Finance Credit Card ABS Master Trust Series 2022-A A 6.19% 10/15/30	910,000	913,492
CoreVest American Finance Ltd.
Series 2019-2 D 4.22% 6/15/52	500,000	475,840
Series 2019-3 B 3.16% 10/15/52	700,000	649,920
Series 2020-3 B 2.20% 8/15/53	810,000	723,654
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 3A 4.99% (TSFR01M + 0.67%) 4/25/34	1,056	987
Series 2004-1 M1 5.18% (TSFR01M + 0.86%) 3/25/34	4,359	4,446
Series 2004-1 M2 5.26% (TSFR01M + 0.94%) 3/25/34	1,059	1,156
LVIP JPMorgan Core Bond Fund–31

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust
Series 2022-D C 7.69% 1/16/29	880,000	$894,230
Series 2023-D C 7.17% 1/15/30	3,686,000	3,775,168
Credit Acceptance Auto Loan Trust
Series 2022-3A C 8.45% 2/15/33	900,000	922,956
Series 2023-2A A 5.92% 5/16/33	1,000,000	1,005,419
Series 2023-3A A 6.39% 8/15/33	700,000	709,764
Series 2024-1A C 6.71% 7/17/34	3,910,000	4,028,599
Series 2025-1A C 5.71% 7/16/35	4,535,000	4,549,891
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 4.57% (TSFR01M + 0.25%) 1/15/37	374,378	355,314
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	650,000	631,304
Diversified ABS Phase VIII LLC Series 2024-1A A1 7.08% 5/30/44	1,282,905	1,295,221
DP Lion Holdco LLC Series 2023-1A A 8.24% 11/30/43	1,707,349	1,751,228
DT Auto Owner Trust
Series 2022-3A C 7.69% 7/17/28	900,000	908,027
Series 2022-3A D 8.14% 7/17/28	750,000	772,777
Series 2023-2A C 5.79% 2/15/29	956,000	964,174
•EFS Volunteer No. 2 LLC Series 2012-1 A2 5.80% (SOFR30A + 1.46%) 3/25/36	613,340	614,935
Exeter Automobile Receivables Trust
Series 2022-6A D 8.03% 4/6/29	1,032,000	1,071,176
Series 2023-5A C 6.85% 1/16/29	1,824,000	1,873,529
Series 2024-2A D 5.92% 2/15/30	4,241,000	4,317,452
Series 2025-2A D 5.89% 7/15/31	8,100,000	8,175,059
FHF Issuer Trust Series 2023-2A A2 6.79% 10/15/29	1,557,351	1,583,180
First Investors Auto Owner Trust Series 2023-1A C 6.81% 12/17/29	4,000,000	4,146,420
FirstKey Homes Trust
Series 2020-SFR1 D 2.24% 8/17/37	800,000	788,907
Series 2020-SFR1 E 2.79% 8/17/37	1,100,000	1,085,142
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust (continued)
Series 2020-SFR2 E 2.67% 10/19/37	850,000	$834,549
Series 2021-SFR1 E1 2.39% 8/17/38	5,142,000	4,939,119
Series 2021-SFR1 E2 2.49% 8/17/38	5,500,000	5,277,591
Series 2022-SFR2 E1 4.50% 7/17/39	900,000	870,988
Series 2022-SFR3 C 4.50% 7/17/38	784,000	774,460
•FMC GMSR Issuer Trust
Series 2020-GT1 A 4.45% 1/25/26	1,500,000	1,463,242
Series 2021-GT1 A 3.62% 7/25/26	4,200,000	3,951,060
Series 2021-GT2 A 3.85% 10/25/26	3,050,000	2,882,248
Series 2024-SAT1 A 6.50% 3/26/27	5,675,000	5,693,857
Foundation Finance Trust
Series 2020-1A A 3.54% 7/16/40	61,828	61,528
Series 2023-2A D 9.10% 6/15/49	2,900,000	3,093,343
FW Energy Asset Issuer LLC
7.15% 8/25/44	3,228,799	3,249,141
8.11% 8/25/44	1,029,148	1,034,294
GLS Auto Receivables Issuer Trust
Series 2023-3A C 6.01% 5/15/29	523,000	529,228
Series 2024-2A C 6.03% 2/15/30	4,545,000	4,637,260
Series 2025-1A D 5.61% 11/15/30	5,000,000	5,067,294
GLS Auto Select Receivables Trust Series 2023-2A A3 6.38% 2/15/29	4,250,000	4,362,903
Goodgreen Trust
Series 2017 R1 5.00% 10/20/51	14,668	14,174
Series 2017-1A A 3.74% 10/15/52	25,695	23,716
Series 2017-2A A 3.26% 10/15/53	105,958	96,810
Series 2019-2A A 2.76% 4/15/55	194,454	166,729
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,144,049	952,580
Granite Park Equipment Leasing LLC Series 2023-1A A3 6.46% 9/20/32	2,800,000	2,884,225
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,223,375	2,014,937
LVIP JPMorgan Core Bond Fund–32

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HERO Funding Trust
Series 2016-3A A1 3.08% 9/20/42	15,704	$14,091
Series 2017-1A A2 4.46% 9/20/47	52,210	48,051
Series 2017-3A A2 3.95% 9/20/48	69,057	62,175
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	1,840,000	1,742,406
•HGI CRE CLO Ltd. Series 2021-FL1 A 5.48% (TSFR01M + 1.16%) 6/16/36	379,688	377,786
Home Partners of America Trust Series 2020-2 E 3.08% 1/17/41	805,195	711,347
John Deere Owner Trust Series 2023-B A4 5.11% 5/15/30	1,100,000	1,114,178
Jonah Energy Abs I LLC Series 2022-1 A1 7.20% 12/10/37	323,833	325,657
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	513,482	514,129
Lending Funding Trust
Series 2020-2A A 2.32% 4/21/31	1,305,000	1,262,728
Series 2020-2A C 4.30% 4/21/31	1,000,000	971,720
Lendmark Funding Trust
Series 2021-1A B 2.47% 11/20/31	4,600,000	4,284,324
Series 2022-1A C 6.60% 7/20/32	1,200,000	1,212,783
•Long Beach Mortgage Loan Trust Series 2004-1 M1 5.18% (TSFR01M + 0.86%) 2/25/34	15,827	15,670
Marlette Funding Trust Series 2021-3A C 1.81% 12/15/31	330,738	329,296
Merchants Fleet Funding LLC Series 2023-1A A 7.21% 5/20/36	2,387,073	2,408,794
Mercury Financial Credit Card Master Trust Series 2024-2A A 6.56% 7/20/29	4,075,000	4,131,775
•MF1 LLC Series 2022-FL10 A 6.95% (TSFR01M + 2.64%) 9/17/37	2,618,150	2,616,522
MNR ABS Issuer I LLC 8.95% 12/15/38	2,186,819	2,226,181
MVW LLC
Series 2019-2A B 2.44% 10/20/38	116,884	114,391
Series 2023-1A C 6.54% 10/20/40	750,449	761,909
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
MVW LLC (continued)
Series 2023-2A C 7.06% 11/20/40	1,080,814	$1,114,192
MVW Owner Trust Series 2019-1A A 2.89% 11/20/36	26,767	26,692
•Navient Student Loan Trust Series 2016-3A A3 5.80% (SOFR30A + 1.46%) 6/25/65	918,048	928,957
•New Century Home Equity Loan Trust Series 2005-1 M1 5.11% (TSFR01M + 0.79%) 3/25/35	1,562	1,675
New Residential Mortgage Loan Trust Series 2022-SFR1 D 3.30% 2/17/39	1,375,000	1,316,001
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	1,691,025	1,619,608
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1 A 3.84% 12/25/25	274,245	270,918
Series 2021-FHT1 A 3.10% 7/25/26	521,156	506,168
Series 2021-GNT1 A 3.47% 11/25/26	498,732	479,174
Octane Receivables Trust Series 2022-2A D 7.70% 2/20/30	1,400,000	1,448,154
OneMain Direct Auto Receivables Trust
Series 2019-1A B 3.95% 11/14/28	1,000,000	992,364
Series 2021-1A A 0.87% 7/14/28	220,433	217,886
Series 2023-1A D 7.07% 2/14/33	682,000	716,600
Oportun Issuance Trust Series 2021-C A 2.18% 10/8/31	1,078,356	1,053,112
PEAC Solutions Receivables LLC Series 2024-1A A3 5.64% 11/20/30	2,500,000	2,552,347
•PNMAC GMSR Issuer Trust Series 2022-GT1 A 8.59% (SOFR30A + 4.25%) 5/25/27	850,000	860,132
•PRET LLC Series 2021-RN4 A1 5.49% 10/25/51	998,498	997,462
Progress Residential Trust
Series 2022-SFR2 A 2.95% 4/17/27	540,598	520,843
Series 2022-SFR2 E1 4.55% 4/17/27	2,700,000	2,618,707
Renew Financial Series 2017-1A A 3.67% 9/20/52	26,693	24,744
RT Financial LLC 7.85% 10/15/43	2,189,408	2,218,965
Santander Drive Auto Receivables Trust
Series 2022-4 C 5.00% 11/15/29	2,950,000	2,962,014
LVIP JPMorgan Core Bond Fund–33

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2022-5 D 5.67% 12/16/30	5,500,000	$5,560,357
Series 2022-6 D 5.69% 2/18/31	5,500,000	5,576,086
Series 2023-6 C 6.40% 3/17/31	2,200,000	2,280,420
Series 2024-2 D 6.28% 8/15/31	2,249,000	2,326,189
Series 2024-3 D 5.97% 10/15/31	5,055,000	5,170,694
SCF Equipment Leasing LLC
Series 2022-2A C 6.50% 8/20/32	810,000	820,959
Series 2023-1A A3 6.17% 5/20/32	3,000,000	3,013,788
Series 2023-1A C 6.77% 8/22/33	3,815,000	3,927,993
Series 2024-1A C 5.82% 9/20/32	2,558,000	2,613,101
SCF Equipment Trust LLC Series 2025-1A D 5.88% 11/20/35	1,032,000	1,054,128
Sierra Timeshare Receivables Funding LLC
Series 2020-2A A 1.33% 7/20/37	84,583	83,919
Series 2025-1A B 5.10% 1/21/42	4,100,000	4,100,926
•SLC Student Loan Trust Series 2008-1 A4A 6.24% (SOFR30A + 1.86%) 12/15/32	776,514	783,168
•SLM Private Credit Student Loan Trust
Series 2005-B A4 4.89% (TSFR03M + 0.59%) 6/15/39	464,836	452,825
Series 2006-A A5 4.85% (TSFR03M + 0.55%) 6/15/39	442,379	428,977
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	376,194	362,220
Series 2021-C APT1 1.39% 1/15/53	1,432,855	1,304,017
Series 2021-C B 2.30% 1/15/53	743,403	719,587
Series 2022-C A1A 4.48% 5/16/50	2,700,131	2,677,617
•Starwood Ltd. Series 2022-FL3 A 5.70% (SOFR30A + 1.35%) 11/15/38	1,832,617	1,826,944
Tricon American Homes Trust Series 2020-SFR2 E1 2.73% 11/17/39	2,426,000	2,273,672
Tricon Residential Trust Series 2022-SFR1 D 4.75% 4/17/39	459,000	450,995
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	1,345,916	$1,260,401
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	166,559	155,683
Series 2019-25G 1 2.69% 7/1/44	295,299	262,647
VM Debt Trust Series 2019-1 7.46% 7/18/27	999,836	953,744
φVOLT CI LLC Series 2021-NP10 A1 4.99% 5/25/51	163,658	163,610
φVOLT XCII LLC Series 2021-NPL1 A1 5.89% 2/27/51	18,449	18,445
φVOLT XCIII LLC Series 2021-NPL2 A1 5.89% 2/27/51	178,044	177,981
φVOLT XCIV LLC Series 2021-NPL3 A1 6.24% 2/27/51	175,179	175,258
φVOLT XCIX LLC Series 2021-NPL8 A1 6.12% 4/25/51	239,393	239,463
φVOLT XCV LLC Series 2021-NPL4 A1 6.24% 3/27/51	135,355	135,429
φVOLT XCVI LLC Series 2021-NPL5 A1 6.12% 3/27/51	124,187	124,202
φVOLT XCVII LLC Series 2021-NPL6 A1 6.24% 4/25/51	181,586	181,723
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	1,741,135	1,581,170
Westlake Automobile Receivables Trust Series 2023-3A C 6.02% 9/15/28	1,000,000	1,016,484
Total Non-Agency Asset-Backed Securities (Cost $253,139,967)		258,732,295
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.70%
•Anchor Mortgage Trust 8.23% 3/25/31	4,000,000	4,069,542
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	575,515	480,918
Series 2022-3 A1 4.00% 1/25/67	1,247,782	1,182,161
~^Banc of America Alternative Loan Trust Series 2004-6 15 0.00% 7/25/34	1,377	739
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	5,932	4,425
Series 2005-6 2A7 5.50% 10/25/35	39,732	35,550
~^Series 2005-7 30 0.00% 11/25/35	4,547	4,118
•Bear Stearns ARM Trust
Series 2003-7 3A 7.28% 10/25/33	2,956	2,955
Series 2006-1 A1 6.53% (H15T1Y + 2.25%) 2/25/36	20,630	19,940
LVIP JPMorgan Core Bond Fund–34

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	2,164,931	$2,168,471
•CENT Trust Series 2023-CITY A 6.94% (TSFR01M + 2.62%) 9/15/38	2,750,000	2,755,152
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 2A1 5.56% 6/25/34	10,202	9,163
♦•Series 2004-HYB1 2A 5.33% 5/20/34	4,948	4,496
♦•Series 2004-HYB3 2A 4.65% 6/20/34	6,043	5,613
♦Series 2005-16 A23 5.50% 9/25/35	22,439	13,759
♦•Series 2005-22 2A1 5.14% 11/25/35	53,801	44,264
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	684,073	601,968
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 A 7.74% 9/25/33	2,269	2,232
~^Series 2003-UP2 1 0.00% 12/25/18	43	43
•Citigroup Mortgage Loan Trust, Inc. Series 2005-1 2A1A 3.47% 2/25/35	33,816	27,428
Countrywide Alternative Loan Trust
Series 2004-2CB 1A9 5.75% 3/25/34	296,493	296,617
*•Series 2005-20CB 3A8 0.32% (4.64% minus TSFR01M) 7/25/35	112,449	4,210
*•Series 2005-22T1 A2 0.64% (4.96% minus TSFR01M) 6/25/35	242,570	11,888
Series 2005-28CB 1A4 5.50% 8/25/35	140,390	120,903
Series 2005-54CB 1A11 5.50% 11/25/35	50,382	37,542
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	2,545,715	2,267,398
φ•Series 2019-NQM1 A3 4.06% 10/25/59	570,154	562,736
•Series 2020-RPL4 A1 2.00% 1/25/60	740,190	654,381
•Series 2021-AFC1 A1 0.83% 3/25/56	645,935	529,734
•Series 2021-AFC1 A3 1.17% 3/25/56	878,286	722,363
•Series 2021-NQM3 A3 1.63% 4/25/66	1,536,812	1,338,382
•Series 2021-NQM7 A1 1.76% 10/25/66	490,900	420,315
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust (continued)
•Series 2021-NQM8 A1 1.84% 10/25/66	2,539,633	$2,285,947
•Series 2021-RPL1 A1 4.08% 9/27/60	996,856	976,622
Series 2021-RPL2 A1 2.00% 1/25/60	450,942	391,815
•Series 2021-RPL6 A1 2.00% 10/25/60	898,024	799,202
•Series 2022-NQM1 A1 2.27% 11/25/66	2,574,477	2,295,788
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	1,772,645	1,609,598
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	689,909	572,383
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 1A19 5.50% 11/25/35	48,009	21,392
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	91,259	79,777
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	1,619,206	1,560,467
•GMACM Mortgage Loan Trust Series 2005-AR3 3A4 4.63% 6/19/35	23,042	21,629
GSR Mortgage Loan Trust
Series 2004-13F 3A3 6.00% 11/25/34	6,563	6,294
Series 2004-6F 1A2 5.00% 5/25/34	13,333	12,665
Series 2004-6F 3A4 6.50% 5/25/34	36,133	36,216
•Impac CMB Trust Series 2007-A A 4.93% (TSFR01M + 0.61%) 5/25/37	847,165	800,113
•Impac Secured Assets Trust Series 2006-1 2A1 5.13% (TSFR01M + 0.81%) 5/25/36	3,981	3,807
•JP Morgan Mortgage Trust
Series 2006-A2 5A3 7.12% 11/25/33	3,412	3,340
Series 2017-5 A2 5.01% 10/26/48	2,563,386	2,545,912
Series 2018-4 A1 3.50% 10/25/48	299,000	265,248
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 2A1 6.87% 4/21/34	4,649	4,584
MASTR Alternative Loan Trust
Series 2003-9 8A1 6.00% 1/25/34	18,497	17,519
LVIP JPMorgan Core Bond Fund–35

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
MASTR Alternative Loan Trust (continued)
Series 2004-10 1A1 4.50% 9/25/34	212	$208
Series 2004-4 10A1 5.00% 5/25/24	6,421	5,624
Series 2004-6 7A1 6.00% 7/25/34	41,602	40,930
~^Series 2004-7 30 0.00% 8/25/34	3,246	2,423
Series 2004-8 6A1 5.50% 12/31/49	61	61
MASTR Asset Securitization Trust
Series 2003-11 9A6 5.25% 12/25/33	31,576	30,742
~^Series 2003-12 15 0.00% 12/25/18	76	0
~^Series 2004-6 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO 3 0.00% 5/28/35	4,493	3,443
•MFA Trust Series 2020-NQM1 A3 3.30% 8/25/49	383,485	365,310
•NACC Reperforming Loan REMICS Trust Series 2004-R2 A1 6.50% 10/25/34	12,885	11,235
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	460,311	432,979
Series 2015-1A A3 3.75% 5/28/52	251,877	237,832
Series 2015-2A A1 3.75% 8/25/55	1,562,436	1,479,760
Series 2015-2A A2 3.75% 8/25/55	889,562	838,416
Series 2016-3A A1B 3.25% 9/25/56	498,154	459,042
Series 2016-3A B1 4.00% 9/25/56	1,989,521	1,931,802
Series 2016-4A B2 4.73% 11/25/56	1,116,007	1,086,485
Series 2017-1A A1 4.00% 2/25/57	1,243,001	1,185,223
Series 2017-2A B2 4.75% 3/25/57	1,074,913	1,061,964
Series 2017-4A A1 4.00% 5/25/57	1,183,909	1,119,766
Series 2017-6A A1 4.00% 8/27/57	2,535,730	2,404,062
Series 2022-NQM2 A1 3.08% 3/27/62	2,547,320	2,383,753
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	471,202	386,133
Series 2021-NQM3 A1 1.05% 7/25/61	716,865	586,445
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•OBX Trust (continued)
Series 2021-NQM4 A1 1.96% 10/25/61	1,598,470	$1,337,822
Series 2022-NQM1 A1 2.31% 11/25/61	2,466,419	2,182,182
*PHH Alternative Mortgage Trust Series 2007-2 2X 6.00% 5/25/37	56,100	10,584
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	686,093	594,654
φ•PRPM LLC Series 2024-RCF3 A1 4.00% 5/25/54	3,360,299	3,290,644
φRoc Mortgage Trust Series 2025-RTL1 A1 5.63% 2/25/40	3,000,000	3,018,358
SACO I, Inc. Series 1997-2 1A5 7.00% 8/25/36	771	735
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	2,515,138	2,326,486
φToorak Mortgage Trust Series 2025-RRTL1 A1 5.52% 2/25/40	4,205,000	4,210,862
Towd Point Mortgage Trust
•Series 2016-3 B1 4.11% 4/25/56	850,000	830,618
•Series 2017-6 M1 3.25% 10/25/57	1,610,000	1,487,041
•Series 2019-HY2 M2 6.33% (TSFR01M + 2.01%) 5/25/58	950,000	960,739
•Series 2021-R1 A1 2.92% 11/30/60	1,272,576	1,130,395
Series 2022-4 A1 3.75% 9/25/62	2,192,333	2,057,925
Vendee Mortgage Trust
Series 1996-1 1Z 6.75% 2/15/26	7,495	7,522
Series 1996-2 1Z 6.75% 6/15/26	2,631	2,659
Series 1997-1 2Z 7.50% 2/15/27	14,222	14,422
Series 1998-1 2E 7.00% 3/15/28	5,952	6,041
φ•VM Master Issuer LLC Series 2022-1 A1 6.16% 5/24/25	746,894	732,451
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 A 6.23% 8/25/33	1,973	1,877
Series 2003-AR9 1A6 6.56% 9/25/33	10,673	10,173
Series 2004-AR3 A2 5.66% 6/25/34	3,164	2,889
Series 2005-AR13 A1A1 5.01% (TSFR01M + 0.69%) 10/25/45	601,720	568,420
LVIP JPMorgan Core Bond Fund–36

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 1A4 0.62% (4.94% minus TSFR01M) 4/25/35	239,595	$10,402
*♦•Series 2005-2 2A3 0.57% (4.89% minus TSFR01M) 4/25/35	67,540	2,342
*♦Series 2005-3 CX 5.50% 5/25/35	74,396	12,855
♦Series 2005-4 CB7 5.50% 6/25/35	56,822	51,667
♦Series 2005-6 2A4 5.50% 8/25/35	15,030	12,695
Total Non-Agency Collateralized Mortgage Obligations (Cost $71,098,030)		73,638,903
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.32%
•AREIT Trust Series 2022-CRE6 A 5.60% (SOFR30A + 1.25%) 1/20/37	991,136	986,183
•BAHA Trust Series 2024-MAR A 5.57% 12/10/41	5,541,000	5,606,346
•BAMLL Re-REMICS Trust Series 2024-FRR3 B 1.47% 1/27/50	6,000,000	5,543,633
•Bank Series 2018-BN14 C 4.62% 9/15/60	1,640,000	1,438,371
•BX Commercial Mortgage Trust
Series 2021-SOAR A 5.10% (TSFR01M + 0.78%) 6/15/38	1,130,992	1,126,752
Series 2021-XL2 A 5.12% (TSFR01M + 0.80%) 10/15/38	1,868,546	1,861,543
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	870,000	800,912
•Series 2022-LBA6 A 5.32% (TSFR01M + 1.00%) 1/15/39	1,680,000	1,676,342
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	1,950,000	1,861,026
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.33% 4/15/49	580,000	567,857
Series 2016-P6 A4 3.46% 12/10/49	266,042	259,727
COMM Mortgage Trust Series 2015-CR25 A4 3.76% 8/10/48	156,000	156,093
CSMC Trust
Series 2014-USA A2 3.95% 9/15/37	885,000	810,986
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2014-USA B 4.18% 9/15/37	5,620,000	$5,148,358
Series 2014-USA D 4.37% 9/15/37	100,000	81,229
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	700,000	685,957
•FREMF Mortgage Trust Series 2018-K73 C 3.85% 2/25/51	2,000,000	1,938,400
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.55% 3/5/33	3,810,000	3,189,114
Series 2021-ROSS A 5.73% (TSFR01M + 1.41%) 5/15/26	2,970,000	2,837,983
GS Mortgage Securities Trust Series 2015-GC32 A4 3.76% 7/10/48	379,482	377,489
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 A5 3.91% 1/15/49	1,000,000	989,258
•Series 2020-MKST D 6.43% (TSFR01M + 2.11%) 12/15/36	5,130,000	51,300
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,370,000	1,357,323
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,300,000	1,262,412
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 3.81% 2/15/46	291,527	276,118
Series 2015-C23 A4 3.72% 7/15/50	1,230,000	1,224,322
Series 2015-C26 A5 3.53% 10/15/48	970,000	958,854
Series 2016-C29 A4 3.33% 5/15/49	540,000	530,204
MRCD Mortgage Trust
Series 2019-PARK A 2.72% 12/15/36	740,000	659,386
Series 2019-PARK D 2.72% 12/15/36	987,000	719,590
•MTN Commercial Mortgage Trust Series 2022-LPFL A 5.72% (TSFR01M + 1.40%) 3/15/39	1,030,000	1,026,139
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	5,440,000	5,038,909
*•Series 2019-FAME XA 1.35% 8/15/36	32,225,000	3,899
LVIP JPMorgan Core Bond Fund–37

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•OPG Trust Series 2021-PORT A 4.92% (TSFR01M + 0.60%) 10/15/36	2,122,850	$2,109,588
ROCK Trust Series 2024-CNTR A 5.39% 11/13/41	1,500,000	1,509,103
SBALR Commercial Mortgage Trust Series 2020-RR1 A3 2.83% 2/13/53	863,112	742,833
SLG Office Trust Series 2021-OVA A 2.59% 7/15/41	2,020,000	1,731,471
•SMRT Commercial Mortgage Trust Series 2022-MINI A 5.32% (TSFR01M + 1.00%) 1/15/39	1,740,000	1,726,956
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	1,530,000	1,242,946
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.71% 8/15/49	11,970,138	160,583
Series 2016-C36 XA 1.15% 11/15/59	24,420,828	294,908
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	2,708,656
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $63,578,862)		63,279,059
ΔREGIONAL BONDS–0.09%
Canada—0.09%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,076,012
Province of Manitoba Canada 2.13% 6/22/26	660,000	643,923
Province of Quebec Canada 2.50% 4/20/26	730,000	717,190
		2,437,125
Total Regional Bonds (Cost $2,410,131)		2,437,125
ΔSOVEREIGN BONDS–0.38%
Chile—0.02%
Chile Government International Bonds 3.10% 1/22/61	930,000	555,201
		555,201
India—0.04%
Export-Import Bank of India 3.38% 8/5/26	990,000	973,427
		973,427
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico—0.28%
Mexico Government International Bonds
2.66% 5/24/31	283,000	$238,089
3.50% 2/12/34	5,067,000	4,153,470
3.75% 1/11/28	280,000	271,162
4.40% 2/12/52	685,000	474,506
6.00% 5/13/30	993,000	1,012,084
6.88% 5/13/37	1,476,000	1,510,834
		7,660,145
Poland—0.03%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	863,979
		863,979
Saudi Arabia—0.01%
Saudi Government International Bonds 2.25% 2/2/33	200,000	164,000
		164,000
Total Sovereign Bonds (Cost $10,203,180)		10,216,752
U.S. TREASURY OBLIGATIONS–30.15%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	771,983
1.63% 11/15/50	13,530,000	7,364,865
1.88% 2/15/51	26,123,900	15,147,780
2.00% 8/15/51	3,085,000	1,837,262
2.25% 5/15/41	4,785,000	3,545,947
2.25% 8/15/46	3,103,700	2,087,481
2.25% 8/15/49	1,095,000	706,360
2.38% 2/15/42	2,510,000	1,862,891
2.38% 11/15/49	1,365,000	902,979
2.38% 5/15/51	16,350,000	10,692,006
2.50% 2/15/45	2,000,000	1,441,953
2.75% 8/15/42	1,800,000	1,405,336
2.75% 11/15/42	8,450,000	6,572,516
2.88% 5/15/43	7,470,000	5,882,917
2.88% 5/15/49	1,420,000	1,046,640
2.88% 5/15/52	3,635,000	2,639,209
3.00% 11/15/44	663,000	522,371
3.00% 11/15/45	1,430,000	1,116,238
3.00% 2/15/47	28,000	21,566
3.00% 2/15/48	2,310,000	1,760,833
3.00% 8/15/48	530,000	402,448
3.13% 11/15/41	950,000	794,066
3.13% 2/15/43	720,000	590,934
3.13% 5/15/48	176,200	137,154
3.25% 5/15/42	110,000	92,946
3.38% 5/15/44	1,000,000	841,211
3.50% 2/15/39	1,037,800	946,263
3.63% 8/15/43	730,000	641,716
3.63% 2/15/44	645,000	564,375
LVIP JPMorgan Core Bond Fund–38

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.63% 5/15/53	15,170,000	$12,778,355
3.75% 11/15/43	514,000	458,906
3.88% 8/15/40	11,875,000	11,104,517
3.88% 2/15/43	500,000	457,617
3.88% 5/15/43	35,110,000	32,048,847
4.00% 11/15/42	3,000,000	2,798,555
4.00% 11/15/52	1,860,000	1,677,415
4.13% 8/15/44	18,115,000	16,971,491
4.25% 5/15/39	945,000	930,899
4.38% 8/15/43	6,050,000	5,895,914
4.50% 11/15/54	140,000	137,944
4.63% 5/15/54	13,800,000	13,844,742
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	16,547,890	15,851,914
U.S. Treasury Notes
0.38% 9/30/27	1,160,000	1,063,847
0.88% 11/15/30	107,605,000	90,808,532
1.25% 3/31/28	2,475,000	2,292,179
1.25% 6/30/28	3,937,500	3,622,038
1.25% 8/15/31	250,000	210,908
1.63% 5/15/31	310,000	269,785
1.75% 12/31/26	2,297,100	2,213,112
1.88% 2/15/32	2,950,000	2,561,660
2.50% 2/28/26	160,000	157,714
2.63% 5/31/27	5,100,000	4,965,129
2.75% 7/31/27	2,230,000	2,173,466
2.88% 4/30/25	146,000	145,827
2.88% 8/15/28	148,450,000	143,660,169
2.88% 5/15/32	1,630,000	1,508,005
3.13% 8/31/27	2,935,000	2,882,949
3.13% 8/31/29	1,805,000	1,746,126
3.38% 5/15/33	37,340,000	35,369,440
3.63% 3/31/30	7,150,000	7,040,236
3.75% 8/31/26	24,965,000	24,888,935
3.88% 11/30/27	3,000,000	2,998,711
3.88% 8/15/33	370,000	362,629
3.88% 8/15/34	2,380,000	2,319,756
4.00% 2/15/34	15,877,400	15,661,566
4.13% 1/31/27	53,090,000	53,270,423
4.13% 11/15/27	31,000,000	31,178,008
4.13% 10/31/29	28,840,000	29,051,794
4.13% 10/31/31	33,300,000	33,406,664
4.25% 1/31/30	11,026,000	11,167,271
4.25% 11/15/34	2,280,000	2,286,769
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.38% 5/15/34	21,000,000	$21,283,828
4.50% 12/31/31	745,000	763,712
4.50% 11/15/33	22,200,000	22,730,719
4.63% 9/15/26	2,480,000	2,503,250
4.88% 10/31/30	24,325,000	25,374,016
^U.S. Treasury Strip Coupon
0.00% 11/15/26	250,000	234,648
0.00% 2/15/27	300,000	278,634
0.00% 5/15/27	725,000	666,636
0.00% 8/15/27	250,000	227,539
0.00% 8/15/29	3,400,000	2,853,592
0.00% 8/15/30	3,465,000	2,782,027
0.00% 11/15/30	3,705,000	2,942,274
0.00% 2/15/31	9,830,000	7,713,011
0.00% 5/15/31	6,835,000	5,306,474
0.00% 8/15/31	13,355,000	10,252,710
0.00% 11/15/31	7,475,000	5,674,171
0.00% 2/15/33	400,000	286,636
0.00% 5/15/33	1,175,000	832,350
0.00% 8/15/33	100,000	70,008
0.00% 11/15/33	1,025,000	708,441
0.00% 2/15/34	775,000	529,312
0.00% 11/15/34	50,000	32,907
0.00% 2/15/35	65,000	42,287
0.00% 5/15/35	250,000	160,523
0.00% 11/15/40	850,000	408,090
0.00% 2/15/41	545,134	258,003
0.00% 8/15/41	3,200,000	1,472,374
0.00% 11/15/41	100,000	45,393
0.00% 11/15/43	21,405,000	8,757,658
Total U.S. Treasury Obligations (Cost $822,585,192)		821,772,233

	Number of Shares
MONEY MARKET FUND–1.29%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	35,115,622	35,115,622
Total Money Market Fund (Cost $35,115,622)		35,115,622

TOTAL INVESTMENTS–99.60% (Cost $2,693,768,470)	2,714,687,584

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	10,915,821
NET ASSETS APPLICABLE TO 276,607,321 SHARES OUTSTANDING–100.00%	$2,725,603,405

LVIP JPMorgan Core Bond Fund–39

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2025.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs.
ΔSecurities have been classified by country of origin.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
588	U.S. Treasury 10 yr Notes	$65,396,625	$64,979,805	6/18/25	$416,820	$—
788	U.S. Treasury 10 yr Ultra Notes	89,930,500	89,379,483	6/18/25	551,017	—
47	U.S. Treasury 2 yr Notes	9,737,078	9,711,052	6/30/25	26,026	—
729	U.S. Treasury 5 yr Notes	78,845,906	78,363,653	6/30/25	482,253	—
124	U.S. Treasury Bonds	14,542,875	14,589,641	6/18/25	—	(46,766)
87	U.S. Treasury Ultra Bonds	10,635,750	10,733,465	6/18/25	—	(97,715)
Total Futures Contracts					$1,476,116	$(144,481)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ECOFC–Enterprise 11th District Federal Cost of Funds Index
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
PNMAC–PennyMac
REIT–Real Estate Investment Trust
LVIP JPMorgan Core Bond Fund–40

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M–Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
S&P–Standard & Poor’s
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TSFR12M–12 Month Term Secured Overnight Financing Rate
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
LVIP JPMorgan Core Bond Fund–41